                       [REPRESENTATION OF GRAPHIC IMAGE]

                                   NAVELLIER
                               PERFORMANCE FUNDS

                     AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
                          AGGRESSIVE GROWTH PORTFOLIO
                            MID CAP GROWTH PORTFOLIO
                         AGGRESSIVE MICRO CAP PORTFOLIO
                           SMALL CAP VALUE PORTFOLIO
                           LARGE CAP GROWTH PORTFOLIO
                           LARGE CAP VALUE PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO

                                 ANNUAL REPORT
                               DECEMBER 31, 1999

                                                ANNUAL REPORT, December 31, 1999
                                                     NAVELLIER PERFORMANCE FUNDS
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

Dear Shareholder:

    1999 was an exceptional year for the stock market overall. The S&P 500** had a very respectable 21.04% return for the year. But, the most exciting returns were found in the mid cap stocks as evidenced by the Russell Midcap Index,** which posted a return of 51.29%. Large cap stocks fared better than their small-to-mid cap counterparts in the first quarter of 1999, but then were trounced in the second quarter. Virtually all sectors of the market paused during the third quarter with negative returns across the board. However, in the fourth quarter of 1999, mid cap stocks turned in a record performance, with the Russell Midcap Index** soaring 39.47%. Aggressive growth stocks dramatically outperformed the more conservative value stocks over the year, with the big winners found in the high-flying tech stocks.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        AGGRESSIVE SMALL CAP EQUITY PORTOLIO

            AGGRESSIVE SMALL CAP EQUITY  RUSSELL 2000  RUSSELL 2000 GROWTH
4/1/1994                        $10,000       $10,000              $10,000
4/30/1994                       $10,229       $10,059               10,015
5/31/1994                        $9,750        $9,946                9,792
6/30/1994                        $9,521        $9,608                9,370
7/31/1994                        $9,719        $9,766                9,504
8/31/1994                        $9,906       $10,310               10,202
9/30/1994                       $10,427       $10,276               10,246
10/31/1994                      $10,770       $10,236               10,357
11/30/1994                      $10,957        $9,822                9,937
12/31/1994                      $11,426       $10,086               10,173
1/31/1995                       $10,614        $9,959                9,966
2/28/1995                       $11,124       $10,374               10,426
3/31/1995                       $11,655       $10,552               10,731
4/30/1995                       $12,258       $10,786               10,893
5/31/1995                       $12,341       $10,972               11,036
6/30/1995                       $14,048       $11,541               11,796
7/31/1995                       $16,306       $12,206               12,715
8/31/1995                       $15,682       $12,459               12,872
9/30/1995                       $16,514       $12,682               13,137
10/31/1995                      $15,619       $12,115               12,490
11/30/1995                      $16,348       $12,624               13,041
12/31/1995                      $16,429       $12,957               13,331
1/31/1996                       $15,481       $12,943               13,220
2/29/1996                       $16,760       $13,346               13,823
3/31/1996                       $18,007       $13,619               14,097
4/30/1996                       $20,939       $14,347               15,179
5/31/1996                       $22,816       $14,912               15,958
6/30/1996                       $20,971       $14,300               14,921
7/31/1996                       $17,656       $13,051               13,099
8/31/1996                       $18,839       $13,810               14,068
9/30/1996                       $20,321       $14,349               14,793
10/31/1996                      $19,308       $14,128               14,155
11/30/1996                      $19,287       $14,711               14,549
12/31/1996                      $18,967       $15,096               14,832
1/31/1997                       $18,935       $15,398               15,203
2/28/1997                       $17,165       $15,025               14,285
3/31/1997                       $16,014       $14,316               13,276
4/30/1997                       $16,024       $14,356               13,122
5/31/1997                       $18,114       $15,953               15,095
6/30/1997                       $19,255       $16,637               15,606
7/31/1997                       $20,428       $17,411               16,405
8/31/1997                       $20,726       $17,809               16,898
9/30/1997                       $22,027       $19,113               18,246
10/31/1997                      $21,536       $18,274               17,149
11/30/1997                      $21,579       $18,155               16,741
12/31/1997                      $21,099       $18,473               16,751
1/31/1998                       $20,097       $18,181               16,529
2/28/1998                       $21,231       $19,524               17,988
3/31/1998                       $21,798       $20,329               18,743
4/30/1998                       $22,035       $20,441               18,858
5/31/1998                       $21,389       $19,339               17,487
6/30/1998                       $21,890       $19,380               17,665
7/30/1998                       $20,822       $17,810               16,190
8/30/1998                       $16,312       $14,351               12,453
9/30/1998                       $17,222       $15,475               13,716
10/30/1998                      $17,394       $16,106               14,432
11/30/1998                      $18,673       $16,950               15,552
12/30/1998                      $21,086       $17,999               16,960
1/30/1999                       $20,980       $18,239               17,723
2/28/1999                       $18,646       $16,761               16,101
3/30/1999                       $19,345       $17,023               16,675
4/30/1999                       $20,730       $18,548               18,147
5/30/1999                       $21,705       $18,819               18,176
6/30/1999                       $23,682       $19,670               19,134
7/30/1999                       $22,867       $19,131               18,543
8/30/1999                       $22,400       $18,423               17,849
9/30/1999                       $20,450       $18,427               18,194
10/30/1999                      $21,572       $18,501               18,660
11/30/1999                      $23,228       $19,606               20,633
12/30/1999                      $27,062       $21,825               24,270

                AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
            TOTAL
  RETURNS FOR PERIODS ENDED                               RUSSELL 2000
      DECEMBER 31, 1999          FUND      RUSSELL 2000     GROWTH
------------------------------  -------    ------------   ------------
One Year                         28.34%       21.25%         43.09%
Annualized Five Year             18.82%       16.69%         18.99%
Annualized Since Inception*      18.89%       14.53%         16.66%
Value of a $10,000 investment
 over Life of Fund*             $27,062      $21,825        $24,270
*Inception April 1, 1994

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AGGRESSIVE GROWTH PORTFOLIO

                      AGGRESSIVE GROWTH  RUSSELL 2000  RUSSELL 2000 GROWTH
12/28/1995                      $10,000       $10,000              $10,000
1/31/1996                        $9,630        $9,989               $9,917
2/29/1996                       $10,620       $10,301              $10,369
3/31/1996                       $11,330       $10,511              $10,575
4/30/1996                       $13,020       $11,073              $11,387
5/31/1996                       $14,040       $11,509              $11,971
6/30/1996                       $13,050       $11,036              $11,193
7/31/1996                       $11,180       $10,073               $9,826
8/31/1996                       $11,850       $10,658              $10,553
9/30/1996                       $12,730       $11,075              $11,097
10/31/1996                      $12,150       $10,904              $10,618
11/30/1996                      $12,220       $11,354              $10,914
12/31/1996                      $12,250       $11,651              $11,126
1/31/1997                       $12,440       $11,884              $11,405
2/28/1997                       $10,880       $11,596              $10,716
3/31/1997                       $10,670       $11,049               $9,959
4/30/1997                       $10,530       $11,080               $9,844
5/31/1997                       $11,290       $12,312              $11,323
6/30/1997                       $12,040       $12,840              $11,707
7/31/1997                       $13,200       $13,437              $12,306
8/31/1997                       $13,280       $13,745              $12,676
9/30/1997                       $14,560       $14,751              $13,687
10/31/1997                      $14,010       $14,104              $12,865
11/30/1997                      $13,500       $14,012              $12,558
12/31/1997                      $13,447       $14,257              $12,566
1/31/1998                       $12,992       $14,032              $12,399
2/28/1998                       $13,922       $15,069              $13,494
3/31/1998                       $14,671       $15,690              $14,060
4/30/1998                       $14,691       $15,776              $14,146
5/31/1998                       $13,892       $14,926              $13,118
6/30/1998                       $14,135       $14,957              $13,251
7/30/1998                       $13,659       $13,746              $12,145
8/30/1998                       $10,816       $11,076               $9,342
9/30/1998                       $11,717       $11,943              $10,289
10/31/1998                      $11,676       $12,431              $10,826
11/30/1998                      $13,356       $13,082              $11,666
12/31/1998                      $14,995       $13,892              $12,722
1/31/1999                       $15,582       $14,076              $13,294
2/28/1999                       $14,388       $12,936              $12,078
3/31/1999                       $15,025       $13,138              $12,509
4/30/1999                       $16,735       $14,315              $13,613
5/31/1999                       $16,735       $14,525              $13,635
6/30/1999                       $18,152       $15,181              $14,353
7/30/1999                       $17,504       $14,765              $13,910
8/30/1999                       $18,303       $14,219              $13,390
9/30/1999                       $18,496       $14,222              $13,648
10/31/1999                      $19,163       $14,279              $13,998
11/30/1999                      $20,479       $15,132              $15,478
12/31/1999                      $21,909       $16,845              $18,206

                     AGGRESSIVE GROWTH PORTFOLIO
            TOTAL
  RETURNS FOR PERIODS ENDED                               RUSSELL 2000
      DECEMBER 31, 1999          FUND      RUSSELL 2000      GROWTH
------------------------------  -------    ------------   ------------
One Year                         46.11%       21.25%         43.09%
Annualized Since Inception*      21.60%       13.88%         16.11%
Value of a $10,000 investment
 over Life of Fund*             $21,909      $16,845        $18,206
*Inception December 28, 1995

    Overall our funds performed quite nicely this year. We are very proud of the performance of our Mid Cap Growth Portfolio which was up 126.97% for the year and received a five star Morningstar Overall Rating-TM-+. Our other stars were the Large Cap Growth Portfolio returning 63.03% and on the small cap side, our Aggressive Growth Portfolio was up 46.11%. We are particularly proud of the fact that these funds managed to produce excellent returns without any IPO's in their portfolios or excessive exposure to the volatile Internet stocks that drove much of the market.

    Last year, the U.S. economy was absolutely phenomenal. In 1999 it finished the year and is now growing at an annual rate of almost 5%. The productivity gains in the U.S. continued to accelerate and averaged well over 4% annual gains. Furthermore, the core rate of inflation remained flat. Looking forward, the labor market remains tight, but as long as productivity gains continue, wages can grow moderately without igniting inflation. Although the Fed raised interest rates three times in 1999, the stock market largely ignored these increases. There is now massive speculation about whether or not the Federal Reserve Board will increase interest rates again at their next Federal Open Market

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            MID CAP GROWTH PORTFOLIO

                 MID CAP GROWTH       RUSSELL 2000  RUSSELL 2000 GROWTH
12/26/1996                   $10,000       $10,000              $10,000
12/31/1996                   $10,275       $10,262              $10,195
1/31/1997                    $10,465       $10,467              $10,450
2/28/1997                    $10,295       $10,214               $9,819
3/31/1997                     $9,985        $9,732               $9,126
4/30/1997                    $10,275        $9,759               $9,020
5/30/1997                    $10,835       $10,844              $10,375
6/30/1997                    $11,385       $11,310              $10,727
7/31/1997                    $12,506       $11,835              $11,276
8/29/1997                    $12,426       $12,106              $11,615
9/30/1997                    $13,386       $12,993              $12,541
10/31/1997                   $12,766       $12,422              $11,788
11/28/1997                   $12,776       $12,342              $11,507
12/31/1997                   $12,965       $12,557              $11,514
1/31/1998                    $12,725       $12,359              $11,361
2/28/1998                    $13,695       $13,272              $12,364
3/31/1998                    $14,665       $13,819              $12,883
4/30/1998                    $14,634       $13,895              $12,962
5/30/1998                    $14,039       $13,146              $12,020
6/30/1998                    $14,404       $13,174              $12,142
7/30/1998                    $13,768       $12,107              $11,128
8/30/1998                    $11,651        $9,756               $8,560
9/30/1998                    $12,485       $10,520               $9,428
10/30/1998                   $12,110       $10,949               $9,920
11/30/1998                   $12,944       $11,522              $10,690
12/31/1998                   $14,561       $12,236              $11,657
1/30/1999                    $16,737       $12,398              $12,182
2/28/1999                    $16,011       $11,394              $11,067
3/30/1999                    $18,507       $11,572              $11,461
4/29/1999                    $19,851       $12,609              $12,473
5/29/1999                    $19,585       $12,793              $12,493
6/28/1999                    $21,569       $13,371              $13,152
7/30/1999                    $21,515       $13,005              $12,745
8/30/1999                    $22,092       $12,524              $12,269
9/30/1999                    $21,985       $12,526              $12,506
10/30/1999                   $25,174       $12,577              $12,826
11/30/1999                   $28,097       $13,328              $14,182
12/31/1999                   $33,049       $14,836              $16,682

                       MID CAP GROWTH PORTFOLIO
           TOTAL
 RETURNS FOR PERIODS ENDED                              RUSSELL 2000
     DECEMBER 31, 1999         FUND      RUSSELL 2000     GROWTH
----------------------------  -------    ------------   ------------
One Year                      126.97%       21.25%          43.09%
Annualized Since Inception*    47.18%       13.59%          17.97%
Value of a $10,000
 investment
 over Life of Fund*           $33,049      $14,836         $16,682
*Inception November 26, 1996

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  AGGRESSIVE MICRO CAP PORTFOLIO

                      AGGRESSIVE MICRO CAP  RUSSELL 2000  RUSSELL 2000 GROWTH
3/17/1997                       $10,000.00    $10,000.00           $10,000.00
3/31/1997                           $9,859        $9,592               $9,500
4/30/1997                           $9,872        $9,619               $9,390
5/31/1997                          $10,691       $10,688              $10,801
6/30/1997                          $11,432       $11,147              $11,167
7/31/1997                          $12,423       $11,665              $11,739
8/31/1997                          $12,679       $11,932              $12,091
9/30/1997                          $13,593       $12,806              $13,056
10/31/1997                         $13,434       $12,244              $12,271
11/30/1997                         $13,459       $12,164              $11,979
12/31/1997                         $13,276       $12,377              $11,987
1/31/1998                          $12,821       $12,181              $11,827
2/28/1998                          $13,608       $13,082              $12,871
3/31/1998                          $13,914       $13,621              $13,412
4/30/1998                          $14,083       $13,696              $13,494
5/31/1998                          $13,719       $12,957              $12,513
6/30/1998                          $14,090       $12,985              $12,640
7/31/1998                          $13,283       $11,933              $11,585
8/31/1998                          $10,699        $9,615               $8,911
9/30/1998                          $11,441       $10,368               $9,815
10/31/1998                         $11,083       $10,791              $10,327
11/30/1998                         $12,229       $11,357              $11,128
12/31/1998                         $13,289       $12,060              $12,136
1/31/1999                          $13,400       $12,220              $12,681
2/28/1999                          $12,151       $11,230              $11,521
3/31/1999                          $11,454       $11,406              $11,932
4/30/1999                          $12,450       $12,428              $12,985
5/31/1999                          $13,068       $12,609              $13,006
6/30/1999                          $13,856       $13,179              $13,692
7/31/1999                          $13,335       $12,818              $13,268
8/31/1999                          $12,964       $12,344              $12,772
9/30/1999                          $13,914       $12,346              $13,019
10/31/1999                         $13,745       $12,396              $13,352
11/30/1999                         $13,966       $13,136              $14,764
12/31/1999                         $15,254       $14,623              $17,366

                    AGGRESSIVE MICRO CAP PORTFOLIO
           TOTAL
 RETURNS FOR PERIODS ENDED                              RUSSELL 2000
     DECEMBER 31, 1999         FUND      RUSSELL 2000     GROWTH
----------------------------  -------    ------------   ------------
One Year                       14.79%       21.25%          43.09%
Annualized Since Inception*    16.33%       14.58%          21.86%
Value of a $10,000
 investment over Life of
 Fund*                        $15,254      $14,623         $17,366
*Inception March 17, 1997

Committee (FOMC). Many on Wall Street believe that the Federal Reserve Board is trying to raise interest rates to cool off the soaring stock market. Others believe that now with the unemployment level at 4%, the Fed has no choice other than to raise interest rates to avert wage inflation. On the other hand, U.S. productivity continues to soar at a 5% annual pace and offsets any potential wage inflation.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               SMALL CAP VALUE PORTFOLIO

                     SMALL CAP VALUE   RUSSELL 2000  RUSSELL 2000 VALUE
12/19/1997                    $10,000       $10,000             $10,000
12/31/1997                    $10,125       $10,410             $10,363
1/30/1998                      $9,885       $10,246             $10,175
2/27/1998                     $10,405       $11,003             $10,791
3/31/1998                     $10,945       $11,456             $11,229
4/30/1998                     $11,105       $11,519             $11,284
5/29/1998                     $10,695       $10,898             $10,885
6/30/1998                     $10,315       $10,921             $10,823
7/31/1998                      $9,625       $10,036              $9,975
8/31/1998                      $8,244        $8,087              $8,413
9/30/1998                      $8,384        $8,721              $8,888
10/30/1998                     $8,514        $9,076              $9,152
11/30/1998                     $8,894        $9,552              $9,400
12/31/1998                     $9,286       $10,143              $9,696
1/29/1999                      $9,065       $10,278              $9,476
2/26/1999                      $8,419        $9,446              $8,829
3/31/1999                      $8,379        $9,593              $8,756
4/30/1999                      $8,853       $10,453              $9,555
5/28/1999                      $9,216       $10,605              $9,849
6/30/1999                      $9,871       $11,085             $10,205
7/30/1999                      $9,680       $10,781              $9,963
8/31/1999                      $9,105       $10,382              $9,599
9/30/1999                      $8,923       $10,384              $9,407
10/29/1999                     $8,681       $10,426              $9,218
11/30/1999                     $8,944       $11,049              $9,266
12/31/1999                     $9,327       $12,299              $9,551

                      SMALL CAP VALUE PORTFOLIO
            TOTAL
  RETURNS FOR PERIODS ENDED                              RUSSELL 2000
      DECEMBER 31, 1999          FUND     RUSSELL 2000     VALUE
-----------------------------  --------     -------        --------
One Year                          0.44%      21.25%         (1.50)%
Annualized Since Inception*     (3.37)%      10.72%         (2.23)%
Value of a $10,000 investment
 over Life of Fund*              $9,327     $12,299          $9,551
*Inception December 19, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             LARGE CAP GROWTH PORTFOLIO

                  LARGE CAP GROWTH      S&P 500  RUSSELL 1000 GROWTH
12/19/1997                 $10,000      $10,000              $10,000
12/30/1997                 $10,256      $10,252              $10,300
1/31/1998                  $10,106      $10,370              $10,608
2/28/1998                  $10,856      $11,111              $11,406
3/31/1998                  $11,577      $11,681              $11,861
4/30/1998                  $11,537      $11,798              $12,024
5/31/1998                  $11,517      $11,588              $11,683
6/30/1998                  $12,267      $12,060              $12,398
7/30/1998                  $12,167      $11,932              $12,316
8/30/1998                  $10,756      $10,207              $10,467
9/30/1998                  $11,336      $10,861              $11,271
10/31/1998                 $12,127      $11,744              $12,178
11/30/1998                 $12,777      $12,456              $13,103
12/31/1998                 $14,478      $13,173              $14,285
1/31/1999                  $15,959      $13,724              $14,795
2/28/1999                  $15,259      $13,297              $14,325
3/31/1999                  $16,549      $13,829              $14,874
4/30/1999                  $16,009      $14,364              $14,893
5/31/1999                  $15,189      $14,025              $14,436
6/30/1999                  $16,820      $14,803              $15,447
7/30/1999                  $16,830      $14,341              $14,956
8/30/1999                  $16,980      $14,271              $15,199
9/30/1999                  $16,860      $13,880              $14,880
10/31/1999                 $17,680      $14,758              $16,004
11/30/1999                 $19,901      $15,058              $16,867
12/31/1999                 $23,604      $15,945              $18,622

                      LARGE CAP GROWTH PORTFOLIO
              TOTAL
    RETURNS FOR PERIODS ENDED                              RUSSELL 1000
        DECEMBER 31, 1999            FUND      S&P 500      GROWTH
----------------------------------  -------    -------     ------------
One Year                             63.03%      21.04%       30.36%
Annualized Since Inception*          52.57%      25.80%       35.78%
Value of a $10,000 investment
 over Life of Fund*                 $23,604     $15,945      $18,622
*Inception December 19, 1997

    Currently, corporate profits are growing in excess of 20% annually and this trend will likely continue for at least a few more months. Unfortunately, investors seem to be bored with such mundane growth. Instead, investors appear to be only interested in stocks with over 70% annual earnings growth. Under this kind of environment an investor's best defense remains a strong portfolio of rapidly growing companies. The stock market's breadth and power has simply refused to broaden out despite record earnings growth for the entire stock market. Instead, the stock market is becoming increasingly cautious and primarily technology stocks continue to prosper. Technology stocks continue to dominate investor attention and are attracting 90% of the new money that is flowing into the stock market. Fortunately, most technology stocks are immune to the impact of rising interest rates, so the Federal Reserve Board's next decision at the FOMC meeting in mid-March should have almost no impact on the best technology stocks. As a result, we are continuing to realign our Portfolios to capitalize on more technology stocks.

    The new inflows into the stock market via mutual funds continue to favor the small-to-mid capitalization arena. As many large capitalization stocks that were former stock market flagships continue to flounder, institutional investors are increasingly turning towards small-to-mid capitalization stocks. We believe that this persistent institutional buying pressure in small-to-mid capitalization stocks will continue to make them the safest place to be.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              LARGE CAP VALUE PORTFOLIO

                      LARGE CAP VALUE  RUSSELL 1000  RUSSELL 1000 VALUE
12/19/1997                    $10,000       $10,000             $10,000
12/1/1997                     $10,118       $10,091             $10,237
1/31/1998                      $9,998       $10,166             $10,093
2/28/1998                     $10,808       $10,890             $10,772
3/31/1998                     $11,369       $11,439             $11,431
4/30/1998                     $11,499       $11,557             $11,508
5/31/1998                     $11,249       $11,308             $11,337
6/30/1998                     $11,369       $11,726             $11,483
7/30/1998                     $11,249       $11,585             $11,280
8/30/1998                     $10,218        $9,853              $9,602
9/30/1998                     $10,538       $10,516             $10,153
10/31/1998                    $11,489       $11,347             $10,940
11/30/1998                    $12,029       $12,050             $11,450
12/31/1998                    $12,190       $12,817             $11,839
1/31/1999                     $12,190       $13,274             $11,934
2/28/1999                     $12,072       $12,853             $11,765
3/31/1999                     $12,532       $13,346             $12,009
4/30/1999                     $14,191       $13,903             $13,130
5/31/1999                     $13,881       $13,603             $12,986
6/30/1999                     $14,009       $14,297             $13,362
7/30/1999                     $13,624       $13,861             $12,971
8/30/1999                     $13,281       $13,731             $12,490
9/30/1999                     $12,607       $13,353             $12,054
10/31/1999                    $12,982       $14,251             $12,748
11/30/1999                    $12,479       $14,617             $12,648
12/31/1999                    $12,707       $15,498             $12,709

                       LARGE CAP VALUE PORTFOLIO
              TOTAL                                           RUSSELL
    RETURNS FOR PERIODS ENDED                                   1000
        DECEMBER 31, 1999            FUND      RUSSELL 1000    VALUE
----------------------------------  -------      -------       -------
One Year                              4.24%       20.91%         7.35%
Annualized Since Inception*          12.51%       24.05%        12.62%
Value of a $10,000 investment
 over Life of Fund*                 $12,707      $15,498       $12,709
*Inception December 19, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            INTERNATIONAL EQUITY PORTFOLIO

                      INTERNATIONAL EQUITY     EAFE
12/26/1997                         $10,000  $10,000
12/31/1997                         $10,000  $10,164
1/30/1998                          $10,020  $10,616
2/27/1998                          $10,120  $11,283
3/31/1998                          $10,790  $11,617
4/30/1998                          $10,800  $11,695
5/29/1998                          $11,080  $11,625
6/30/1998                          $10,950  $11,699
7/31/1998                          $11,420  $11,803
8/31/1998                           $9,780  $10,327
9/30/1998                           $8,910   $9,996
10/30/1998                          $9,620  $11,024
11/30/1998                         $10,280  $11,575
12/31/1998                         $10,664  $12,017
1/29/1999                          $10,429  $11,967
2/26/1999                           $9,979  $11,668
3/31/1999                           $9,979  $12,141
4/30/1999                          $10,184  $12,619
5/28/1999                           $9,662  $11,955
6/30/1999                           $9,856  $12,406
7/30/1999                           $9,805  $12,761
8/31/1999                           $9,948  $12,793
9/30/1999                          $10,153  $12,907
10/29/1999                         $10,593  $13,376
11/30/1999                         $11,441  $13,826
12/31/1999                         $13,478  $15,053

                INTERNATIONAL EQUITY PORTFOLIO
                TOTAL
      RETURNS FOR PERIODS ENDED
          DECEMBER 31, 1999              FUND      EAFE INDEX
--------------------------------------  -------    ----------
One Year                                 26.39%       25.26%
Annualized Since Inception*              15.98%       22.29%
Value of a $10,000 investment
 over Life of Fund*                     $13,478      $15,053
*Inception December 26, 1997

    Please call us if we can address any questions or concerns for you at
(800) 887-8671 or visit our website at www.navellier.com. The web site includes the current weekly market commentary, which we will be happy to e-mail to you at your request.

    Thank you for allowing us to manage some of your assets. We feel very obligated to our shareholders and promise to make every effort to manage them efficiently and ambitiously!

Sincerely,

[SIGNATURE]                                    [SIGNATURE]
LOUIS G. NAVELLIER                             ALAN ALPERS

THIS MATERIAL HAS BEEN PRECEDED BY A NAVELLIER PERFORMANCE FUNDS PROSPECTUS.

THE PRECEDING CHARTS AND PERFORMANCE NUMBERS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

PLEASE BE AWARE THAT PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**Indices:

S&P 500 Index is an unmanaged index consisting of 500 large capitalization companies. It is considered representative of the stock market as a whole.

Russell 3000-Registered Trademark- Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 1000-Registered Trademark- Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index.

Russell 2000-Registered Trademark- Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index.

Russell MidCap-Registered Trademark- Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

Russell 1000-Registered Trademark- Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000-Registered Trademark- Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000-Registered Trademark- Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000-Registered Trademark- Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Morgan Stanley EAFE Index (Europe, Australasia and Far East) is an unmanaged index consisting of approximately 1000 companies listed on stock exchanges in the twenty countries that make up the MSCI National Indices.

THESE INDICES ARE CONSIDERED REPRESENTATIVE OF PERTINENT MARKET SECTORS IN GENERAL. NONE ARE INVESTMENT PRODUCTS AVAILABLE FOR SALE.

+Morningstar proprietary ratings reflect historical risk-adjusted performance as of December 31, 1999. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day Treasury bill returns. The Navellier Mid Cap Growth portfolio received five stars, for the three year period. The top 10% of the funds in a broad asset class receive five stars. The fund was rated among 3,309 domestic equity funds for the three year period.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 1999
AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
         SHARES                                        (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS -- 96.6%
BIOTECHNOLOGY AND DRUGS -- 2.4%
         22,000         Andrx Corp.*                $   930,875
                                                    -----------
BUSINESS SERVICES -- 5.1%
         77,100         PDS Financial Corp.*            130,106
         41,000         Zomax, Inc.*                  1,855,250
                                                    -----------
                                                      1,985,356
                                                    -----------
COMMUNICATION EQUIPMENT AND
 SERVICES -- 11.7%
         24,000         CommScope, Inc.*                967,500
         20,000         Polycom, Inc.*                1,273,750
         40,000         Lightbridge, Inc.*            1,110,000
         20,000         Powerwave
                          Technologies, Inc.*         1,167,500
                                                    -----------
                                                      4,518,750
                                                    -----------
COMPUTER EQUIPMENT -- 8.8%
         20,000         Emulex Corp.*                 2,250,000
         50,000         In Focus Systems,
                          Inc.*                       1,159,375
                                                    -----------
                                                      3,409,375
                                                    -----------
COMPUTER SOFTWARE AND
 PROGRAMMING -- 8.2%
         54,700         Harbinger Corp.*              1,740,144
         35,000         Radiant Systems, Inc.*        1,406,563
                                                    -----------
                                                      3,146,707
                                                    -----------
CONSUMER GOODS -- 2.4%
         34,000         Church & Dwight Co.,
                          Inc.                          907,375
                                                    -----------
ELECTRONICS -- 24.1%
         24,300         Audiovox Corp.*                 738,113
         20,000         CTS Corp.                     1,507,500
         18,800         DSP Group, Inc.*              1,748,400
         41,700         InterTAN, Inc.*               1,089,412
         27,300         KEMET Corp.*                  1,230,206
         36,800         LTX Corp.*                      823,400
         15,000         Orbotech, Ltd.*               1,162,500
         40,000         Ultimate Electronics,
                          Inc.*                         990,000
                                                    -----------
                                                      9,289,531
                                                    -----------
----------------------------------------------------------------
                                                    MARKET VALUE
         SHARES                                        (NOTE 1)
----------------------------------------------------------------

INDUSTRIAL MACHINERY -- 8.0%
         53,000         Applied Science and
                          Technology, Inc.*         $ 1,761,423
         30,000         Helix Technology Corp.        1,344,375
                                                    -----------
                                                      3,105,798
                                                    -----------
INSTRUMENTS -- 1.5%
         14,900         Photon Dynamics, Inc.*          577,375
                                                    -----------
MEDICAL EQUIPMENT AND SUPPLIES -- 2.6%
         25,000         Datascope Corp.               1,000,000
                                                    -----------
SEMICONDUCTORS AND RELATED -- 16.7%
         34,000         Power Integrations,
                          Inc.*                       1,629,875
          6,000         QLogic Corp.*                   959,250
         46,655         Three Five Systems,
                          Inc.*                       1,912,855
         35,000         Zoran Corp.*                  1,951,250
                                                    -----------
                                                      6,453,230
                                                    -----------
TOYS AND CHILDREN'S PRODUCTS -- 2.3%
         48,000         JAKKS Pacific, Inc.*            897,000
                                                    -----------
UTILITIES -- 2.8%
         17,000         Calpine Corp.*                1,088,000
                                                    -----------
TOTAL COMMON STOCKS
 (COST $26,974,972)                                  37,309,372
                                                    -----------
MONEY MARKET FUNDS -- 7.0%
      2,702,025         Fund for Government
                          Investors
                          (Cost $2,702,025)           2,702,025
                                                    -----------
TOTAL INVESTMENTS -- 103.6%
 (COST $29,676,997)                                 $40,011,397
Liabilities in Excess of Other
  Assets -- (3.6%)                                   (1,385,757)
                                                    -----------
NET ASSETS -- 100.0%                                $38,625,640
                                                    ===========
NET ASSET VALUE PER SHARE
  (BASED ON 1,906,257 SHARES OUTSTANDING)
                                                         $20.26
                                                    ===========

NET ASSETS CONSIST OF:
  Paid-in-Capital                                   $25,324,986
  Accumulated Net Realized Gain on Investments
                                                      2,966,254
  Net Unrealized Appreciation of Investments
                                                     10,334,400
                                                    -----------
NET ASSETS                                          $38,625,640
                                                    ===========

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 1999
AGGRESSIVE GROWTH PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
         SHARES                                        (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS -- 97.5%
BUSINESS SERVICES -- 8.7%
        150,000         Learning Tree
                          International, Inc.*      $ 4,200,000
         80,000         Zomax, Inc.*                  3,620,000
                                                    -----------
                                                      7,820,000
                                                    -----------
COMMERCIAL SERVICES -- 1.5%
        111,000         ICT Group, Inc.*              1,359,750
                                                    -----------
COMMUNICATION EQUIPMENT AND
 SERVICES -- 10.7%
         65,000         CommScope, Inc.*              2,620,312
         40,000         Harmonic, Inc.*               3,797,500
        185,000         Performance
                          Technologies, Inc.*         3,214,375
                                                    -----------
                                                      9,632,187
                                                    -----------
COMPUTER SOFTWARE AND
 PROGRAMMING -- 5.3%
        150,000         Harbinger Corp.*              4,771,875
                                                    -----------
DATA PROCESSING -- 2.9%
        147,600         CAM Data Systems,
                          Inc.*                       2,638,350
                                                    -----------
ELECTRONIC COMPONENTS/
 EQUIPMENT -- 23.7%
        100,000         Audiovox Corp.*               3,037,500
        141,100         California Amplifier,
                          Inc.*                       3,712,694
         40,000         DSP Group, Inc.*              3,720,000
        130,000         Park Electrochemical
                          Corp.                       3,453,125
         50,000         Power Integrations,
                          Inc.*                       2,396,875
         60,000         Power-One, Inc.*              2,748,750
         50,000         Xilinx, Inc.*                 2,273,440
                                                    -----------
                                                     21,342,384
                                                    -----------
HEALTHCARE -- 1.1%
        250,000         I-Flow Corp.*                   992,200
                                                    -----------
MACHINERY -- 8.3%
        100,000         Helix Technology Corp.        4,481,250
         90,000         Imation Corp.*                3,020,625
                                                    -----------
                                                      7,501,875
                                                    -----------
MANUFACTURING -- 9.1%
        154,700         Meade Instruments
                          Corp.*                      4,408,950
        201,600         Scott Technologies,
                          Inc.*                       3,805,200
                                                    -----------
                                                      8,214,150
                                                    -----------
----------------------------------------------------------------
                                                    MARKET VALUE
         SHARES                                        (NOTE 1)
----------------------------------------------------------------

PAPER & RELATED PRODUCTS -- 2.8%
         40,000         Champion International
                          Corp.                     $ 2,477,500
                                                    -----------
PLASTICS -- 3.2%
         90,000         Spartech Corp.                2,902,500
                                                    -----------
SEMICONDUCTORS AND RELATED -- 3.5%
         25,000         Applied Micro Circuits
                          Corp.*                      3,181,250
                                                    -----------
RETAIL -- 2.9%
        100,000         InterTAN, Inc.*               2,612,500
                                                    -----------
TELECOMMUNICATIONS -- 11.1%
        120,000         Price Communications
                          Corp.*                      3,337,500
         25,000         Rural Cellular Corp.*         2,262,500
         65,000         Western Wireless
                          Corp.*                      4,338,750
                                                    -----------
                                                      9,938,750
                                                    -----------
TRANSPORTATION -- 2.7%
         50,000         USFreightways Corp.           2,393,750
                                                    -----------
TOTAL COMMON STOCKS
 (COST $73,605,903)                                  87,779,021
                                                    -----------
MONEY MARKET FUNDS -- 0.3%
        250,025         Fund for Government
                          Investors
                          (Cost $250,025)               250,025
                                                    -----------
TOTAL INVESTMENTS -- 97.8%
 (COST $73,855,928)                                 $88,029,046
Other Assets Less Liabilities -- 2.2%                 1,999,401
                                                    -----------
NET ASSETS -- 100.0%                                $90,028,447
                                                    ===========
NET ASSET VALUE PER SHARE
  (BASED ON 4,735,814 SHARES OUTSTANDING)
                                                         $19.01
                                                    ===========

NET ASSETS CONSIST OF:
  Paid-in-Capital                                   $66,265,484
  Accumulated Net Realized Gain on Investments
                                                      9,589,845
  Net Unrealized Appreciation of Investments
                                                     14,173,118
                                                    -----------
NET ASSETS                                          $90,028,447
                                                    ===========

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 1999
MID CAP GROWTH PORTFOLIO

----------------------------------------------------------------
                                                   MARKET VALUE
         SHARES                                        (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS -- 95.3%
BIOTECHNOLOGY & DRUGS -- 3.5%
         28,200         Affymetrix, Inc.*          $  4,785,187
                                                   ------------
BROADCASTING -- 5.8%
         39,500         Cox Radio, Inc.*              3,940,125
         39,300         Univision
                          Communications
                          Inc.*                       4,015,969
                                                   ------------
                                                      7,956,094
                                                   ------------
COMMUNICATION EQUIPMENT AND
 SERVICES -- 14.4%
         70,700         Adaptec, Inc.*                3,526,162
         51,800         Ancor Communications,
                          Inc.*                       3,515,925
         89,900         CommScope, Inc.*              3,624,094
         41,000         Emulex Corp.*                 4,612,500
         47,000         Harmonic Inc.*                4,462,062
                                                   ------------
                                                     19,740,743
                                                   ------------
COMPUTER SERVICES -- 9.2%
         66,000         BEA Systems, Inc.*            4,615,875
         20,000         Check Point Software
                          Technologies Ltd.*          3,975,000
         69,000         Symantec Corp.*               4,045,125
                                                   ------------
                                                     12,636,000
                                                   ------------
COMPUTER SOFTWARE AND
 PROGRAMMING -- 5.5%
         55,900         Adobe Systems, Inc.           3,759,275
         45,000         Electronic Arts Inc.*         3,780,000
                                                   ------------
                                                      7,539,275
                                                   ------------
ELECTRONIC COMPONENTS -- 8.4%
         73,300         AVX Corp.                     3,660,419
         60,000         Sawtek Inc.*                  3,993,750
        123,700         Vishay
                          Intertechnology,
                          Inc.*                       3,912,013
                                                   ------------
                                                     11,566,182
                                                   ------------
FINANCIAL SERVICES -- 3.0%
         90,000         Knight/Trimark Group,
                          Inc.*                       4,140,000
                                                   ------------
FOOD -- 1.1%
         36,600         Hormel Foods Corp.            1,486,875
                                                   ------------
OIL & GAS SERVICES -- 2.7%
         88,300         BJ Services Company*          3,692,044
                                                   ------------
----------------------------------------------------------------
                                                   MARKET VALUE
         SHARES                                        (NOTE 1)
----------------------------------------------------------------

RETAIL -- 3.7%
         35,400         BJ's Wholesale Club,
                          Inc.*                    $  1,292,100
         42,600         Tiffany & Co.                 3,802,050
                                                   ------------
                                                      5,094,150
                                                   ------------
SEMICONDUCTORS AND RELATED -- 26.5%
         42,600         Analog Devices, Inc.*         3,961,800
         36,100         Applied Micro
                          Circuits Corp.*             4,593,725
        126,400         Atmel Corp.*                  3,736,700
        127,300         Integrated Device
                          Technology, Inc.*           3,691,700
         65,000         Micrel, Inc.*                 3,700,938
         26,600         PMC-Sierra, Inc.*             4,264,312
         27,100         QLogic Corp.*                 4,332,612
         18,900         SDL, Inc.*                    4,120,200
         86,400         Xilinx, Inc.*                 3,928,504
                                                   ------------
                                                     36,330,491
                                                   ------------
TELECOMMUNICATIONS -- 11.5%
         40,000         Powertel, Inc.*               4,015,000
         66,300         Scientific-Atlanta,
                          Inc.                        3,687,938
         37,500         United States
                          Cellular Corp.*             3,785,156
         63,000         Western Wireless
                          Corp.*                      4,205,250
                                                   ------------
                                                     15,693,344
                                                   ------------
TOTAL COMMON STOCKS
 (COST $94,985,380)                                 130,660,385
                                                   ------------
MONEY MARKET FUNDS -- 4.8%
      6,597,458         Fund for Government
                          Investors
                          (Cost $6,597,458)           6,597,458
                                                   ------------
TOTAL INVESTMENTS -- 100.1%
 (COST $101,582,838)                               $137,257,843
Liabilities in Excess of Other Assets --
  (0.1%)                                               (150,281)
                                                   ------------
NET ASSETS -- 100.0%                               $137,107,562
                                                   ============
NET ASSET VALUE PER SHARE
  (BASED ON 4,540,047 SHARES OUTSTANDING)
                                                         $30.20
                                                   ============

NET ASSETS CONSIST OF:
  Paid-in-Capital                                  $ 97,674,774
  Accumulated Net Realized Gain on
    Investments                                       3,757,783
  Net Unrealized Appreciation of Investments
                                                     35,675,005
                                                   ------------
NET ASSETS                                         $137,107,562
                                                   ============

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 1999
AGGRESSIVE MICRO CAP PORTFOLIO

----------------------------------------------------------------
                                                         MARKET
                                                          VALUE
         SHARES                                        (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS -- 97.4%
APPAREL -- 4.3%
         12,000         Braun's Fashions Corp.*      $  252,000
                                                     ----------
CASINOS AND GAMING -- 5.6%
         21,000         Argosy Gaming Company*          326,812
                                                     ----------
COMMUNICATION EQUIPMENT AND
 SERVICES -- 9.9%
         11,000         LodgeNet Entertainment
                          Corp.*                        273,625
         11,000         Lightbridge, Inc.*              305,250
                                                     ----------
                                                        578,875
                                                     ----------
COMPUTER HARDWARE AND
 PERIPHERALS -- 5.0%
         26,000         NUR Macroprinters Ltd.*         294,125
                                                     ----------
CONTAINERS -- 5.4%
         14,700         Mobile Mini, Inc.*              316,050
                                                     ----------
ELECTRONICS -- 18.9%
         21,000         Merix Corp.*                    231,000
          8,000         Park Electrochemical
                          Corp.                         212,500
          9,331         Three-Five Systems,
                          Inc.*                         382,571
          7,000         Watkins-Johnson Company         280,000
                                                     ----------
                                                      1,106,071
                                                     ----------
HEALTHCARE -- 11.5%
         23,000         Taro Pharmaceutical
                          Industries Ltd.*              333,500
          9,000         Zoll Medical Corp.*             343,688
                                                     ----------
                                                        677,188
                                                     ----------
HOUSEHOLD APPLIANCES -- 6.3%
         11,000         Salton, Inc.*                   367,812
                                                     ----------
----------------------------------------------------------------
                                                         MARKET
                                                          VALUE
         SHARES                                        (NOTE 1)
----------------------------------------------------------------

INDUSTRIAL -- 4.3%
         10,000         The Shaw Group, Inc.*        $  253,125
                                                     ----------
MANUFACTURING -- 5.3%
         11,000         Meade Instruments
                          Corp.*                        313,500
                                                     ----------
RETAIL STORES -- 16.5%
         15,000         1-800 CONTACTS, INC.*           405,938
          8,000         REX Stores Corp.*               280,000
          8,000         Tweeter Home
                          Entertainment Group,
                          Inc.*                         284,000
                                                     ----------
                                                        969,938
                                                     ----------
TOYS AND CHILDREN'S PRODUCTS -- 4.4%
         13,950         JAKKS Pacific, Inc.*            260,691
                                                     ----------
TOTAL COMMON STOCKS
 (COST $4,514,136)                                    5,716,187
                                                     ----------
MONEY MARKET FUNDS -- 1.7%
        101,364         Fund for Government
                          Investors
                          (Cost $101,364)               101,364
                                                     ----------
TOTAL INVESTMENTS -- 99.1%
 (COST $4,615,500)                                   $5,817,551
Other Assets Less Liabilities -- 0.9%                    51,809
                                                     ----------
NET ASSETS -- 100.0%                                 $5,869,360
                                                     ==========
NET ASSET VALUE PER SHARE
  (BASED ON 262,655 SHARES OUTSTANDING)
                                                         $22.35
                                                     ==========

NET ASSETS CONSIST OF:
  Paid-in-Capital                                    $4,040,429
  Net Investment Loss                                   (11,483)
  Accumulated Net Realized Gain on Investments
                                                        638,363
  Net Unrealized Appreciation of Investments
                                                      1,202,051
                                                     ----------
NET ASSETS                                           $5,869,360
                                                     ==========

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 1999
SMALL CAP VALUE PORTFOLIO

----------------------------------------------------------------
                                                         MARKET
                                                          VALUE
         SHARES                                        (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS -- 96.0%
AEROSPACE AND DEFENSE -- 1.1%
          1,000         Kaman Corp.                  $   12,875
                                                     ----------
AUTO AND TRUCK PARTS -- 5.0%
          2,190         Arvin Industries, Inc.           62,141
                                                     ----------
AUTOMOBILES -- 3.7%
          2,570         Lithia Motors, Inc.*             45,939
                                                     ----------
CASINOS AND GAMING -- 3.7%
          2,030         Hollywood Park, Inc.*            45,548
                                                     ----------
CHEMICALS -- 3.6%
            800         H.B. Fuller Co.                  44,750
                                                     ----------
COMMERCIAL SERVICES -- 3.1%
          1,350         Quanta Services, Inc.*           38,137
                                                     ----------
COMPUTER PRODUCTS -- 5.5%
          1,400         Advanced Digital
                          Information*                   68,075
                                                     ----------
CONTAINERS AND PACKAGING -- 2.5%
          2,110         Rock-Tenn Co.                    31,123
                                                     ----------
DISTRIBUTION AND WHOLESALE -- 4.9%
          2,110         United Stationers Inc.*          60,267
                                                     ----------
ELECTRONICS -- 5.3%
            900         Electro Scientific
                          Industries*                    65,700
                                                     ----------
ENGINEERING AND CONSTRUCTION -- 3.7%
          3,350         Chicago Bridge & Iron
                          Co.                            46,063
                                                     ----------
FINANCIAL SERVICES -- 6.1%
          1,550         WFS Financial, Inc.*             32,744
          2,900         Westcorp                         42,050
                                                     ----------
                                                         74,794
                                                     ----------
HOMEBUILDING -- 3.7%
          1,440         D.R. Horton, Inc.                19,890
          1,610         MDC Holdings, Inc.               25,257
                                                     ----------
                                                         45,147
                                                     ----------
INDUSTRIAL MACHINERY  -- 6.8%
          1,610         Ampco-Pittsburgh Corp.           16,301
          1,400         Gerber Scientific, Inc.          30,712
          1,100         Imation Corp.*                   36,919
                                                     ----------
                                                         83,932
                                                     ----------
REAL ESTATE -- 1.4%
            800         Prentiss Properties
                          Trust                          16,800
                                                     ----------
RECREATIONAL VEHICLES -- 8.2%
          1,852         Monaco Coach Corp.*              47,342
          2,690         Winnebago Industries,
                          Inc.                           53,968
                                                     ----------
                                                        101,310
                                                     ----------
----------------------------------------------------------------
                                                         MARKET
                                                          VALUE
         SHARES                                        (NOTE 1)
----------------------------------------------------------------

RENTAL AND LEASING -- 5.3%
          1,070         Avis Rent A Car, Inc.*       $   27,352
          1,600         Dollar Thrifty
                          Automotive Group,
                          Inc.*                          38,300
                                                     ----------
                                                         65,652
                                                     ----------
RESTAURANTS -- 4.7%
          2,010         Buffets, Inc.*                   20,100
          1,810         Jack in the Box, Inc.*           37,444
                                                     ----------
                                                         57,544
                                                     ----------
RETAIL -- 6.7%
          3,210         Genesco, Inc.*                   41,730
          3,220         Haverty Furniture
                          Companies                      40,652
                                                     ----------
                                                         82,382
                                                     ----------
TELECOMMUNICATIONS -- 3.2%
            800         NICE Systems Ltd., ADR*          39,350
                                                     ----------
TRANSPORTATION  -- 6.7%
          1,400         America West Holdings
                          Corp.*                         29,050
          1,470         American Freightways*            23,796
          1,740         Yellow Corp.*                    29,254
                                                     ----------
                                                         82,100
                                                     ----------
UTILITIES -- 1.1%
            400         CH Energy Group, Inc.            13,200
                                                     ----------
TOTAL COMMON STOCKS
 (COST $1,112,401)                                    1,182,829
                                                     ----------
MONEY MARKET FUNDS -- 3.6%
         44,612         Fund for Government
                          Investors
                          (Cost $44,612)                 44,612
                                                     ----------
TOTAL INVESTMENTS -- 99.6%
 (COST $1,157,013)                                   $1,227,441
Other Assets Less Liabilities -- 0.4%                     4,581
                                                     ----------
NET ASSETS -- 100.0%                                 $1,232,022
                                                     ==========
NET ASSET VALUE PER SHARE
  (BASED ON 135,940 SHARES OUTSTANDING)
                                                          $9.06
                                                     ==========

NET ASSETS CONSIST OF:
  Paid-in-Capital                                    $1,340,117
  Undistributed Net Investment Income                     2,976
  Accumulated Net Realized Loss on Investments
                                                       (181,499)
  Net Unrealized Appreciation of Investments
                                                         70,428
                                                     ----------
NET ASSETS                                           $1,232,022
                                                     ==========

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 1999
LARGE CAP GROWTH PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
         SHARES                                        (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS -- 88.9%
BIOTECHNOLOGY AND DRUGS -- 7.9%
          5,900         Amgen, Inc. *               $   354,369
          2,200         Biogen, Inc.*                   185,900
          2,750         MedImmune, Inc.*                456,156
                                                    -----------
                                                        996,425
                                                    -----------
COMMUNICATION EQUIPMENT AND
 SERVICES -- 23.0%
          2,500         Comverse Technology,
                          Inc.*                         361,875
          3,950         Nokia Corp., ADR                750,500
          4,000         QUALCOMM Inc.*                  704,500
          4,750         Scientific-Atlanta,
                          Inc.                          264,219
          2,600         Telephone and Data
                          Systems, Inc.                 327,600
          3,250         United States Cellular
                          Corp.*                        328,047
          3,625         Vodafone Group, ADR             179,438
                                                    -----------
                                                      2,916,179
                                                    -----------
COMPUTER HARDWARE AND
 PERIPHERALS -- 6.5%
          5,180         EMC Corp. *                     565,915
          2,400         International Business
                          Machines Corp.                259,200
                                                    -----------
                                                        825,115
                                                    -----------
COMPUTER NETWORKS -- 4.2%
          5,014         Cisco Systems, Inc. *           537,125
                                                    -----------
COMPUTER SOFTWARE AND
 SERVICES -- 12.8%
          5,500         America Online, Inc.*           414,906
          3,530         Microsoft Corp. *               412,127
          4,650         Siebel Systems, Inc.*           390,600
          5,150         Sun Microsystems,
                          Inc.*                         398,803
                                                    -----------
                                                      1,616,436
                                                    -----------
ELECTRONICS -- 3.3%
          4,400         Solectron Corp.*                418,550
                                                    -----------
FOOD DISTRIBUTORS -- 2.9%
          9,170         SYSCO Corp.                     362,788
                                                    -----------
MEDIA AND BROADCASTING -- 2.2%
          5,000         Tribune Company                 275,313
                                                    -----------
----------------------------------------------------------------
                                                    MARKET VALUE
         SHARES                                        (NOTE 1)
----------------------------------------------------------------

MEDICAL EQUIPMENT -- 1.6%
          1,750         MiniMed, Inc.*              $   128,188
          1,550         VISX, Inc.*                      80,212
                                                    -----------
                                                        208,400
                                                    -----------
OFFICE EQUIPMENT AND SUPPLIES -- 3.0%
          4,250         Lexmark International
                          Group, Inc.*                  384,625
                                                    -----------
RECREATIONAL VEHICLES -- 2.0%
          4,000         Harley Davidson, Inc.           256,250
                                                    -----------
RETAIL -- 3.3%
          6,067         The Home Depot, Inc.            415,969
                                                    -----------
SEMICONDUCTORS -- 14.4%
          2,100         Broadcom Corp.*                 571,987
          3,300         Qlogic Corp.*                   527,588
          3,500         Texas Instruments,
                          Inc.                          339,062
          8,500         Xilinx Inc.*                    386,485
                                                    -----------
                                                      1,825,122
                                                    -----------
UTILITIES -- 1.8%
          5,000         Enron Corp.                     221,875
                                                    -----------
TOTAL COMMON STOCKS
 (COST $7,024,918)                                   11,260,172
                                                    -----------
MONEY MARKET FUNDS -- 9.2%
      1,168,992         Fund for Government
                          Investors
                          (Cost $1,168,992)           1,168,992
                                                    -----------
TOTAL INVESTMENTS -- 98.1%
 (COST $8,193,910)                                  $12,429,164
Other Assets Less Liabilities -- 1.9%                   237,578
                                                    -----------
NET ASSETS -- 100.0%                                $12,666,742
                                                    ===========
NET ASSET VALUE PER SHARE
  (BASED ON 536,888 SHARES OUTSTANDING)
                                                         $23.59
                                                    ===========

NET ASSETS CONSIST OF:
  Paid-in-Capital                                   $ 8,323,520
  Accumulated Net Realized Gain on Investments
                                                        107,968
  Net Unrealized Appreciation of Investments
                                                      4,235,254
                                                    -----------
NET ASSETS                                          $12,666,742
                                                    ===========

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 1999
LARGE CAP VALUE PORTFOLIO

----------------------------------------------------------------
                                                         MARKET
                                                          VALUE
         SHARES                                        (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS -- 93.7%
AEROSPACE AND DEFENSE -- 1.6%
            300         Northrop Grumman Corp.       $   16,219
                                                     ----------
AIRLINES -- 4.3%
            275         British Airways plc,
                          ADR                            17,703
            325         UAL Corp.*                       25,208
                                                     ----------
                                                         42,911
                                                     ----------
AUTO PARTS AND EQUIPMENT -- 5.3%
            900         Dana Corporation                 26,944
            600         Magna International
                          Inc.                           25,425
                                                     ----------
                                                         52,369
                                                     ----------
BANKS -- 8.3%
            800         First Union Corp.                26,250
            975         Golden West Financial
                          Corp.                          32,663
            600         UnionBanCal Corp.                23,662
                                                     ----------
                                                         82,575
                                                     ----------
BEVERAGES -- 1.9%
          1,575         Bass PLC, ADR                    18,605
                                                     ----------
COMMERCIAL SERVICES -- 1.5%
            600         R. R. Donnelley & Sons
                          Co.                            14,887
                                                     ----------
INSTRUMENTS -- 1.7%
            300         Johnson Controls, Inc.           17,062
                                                     ----------
INSURANCE -- 20.6%
            600         Aetna, Inc.                      33,487
            890         The Allstate Corp.               21,360
          1,350         Conseco, Inc.                    24,131
            250         Hartford Financial
                          Services Group, Inc.           11,844
          1,050         SAFECO Corp.                     26,119
            800         The St. Paul Companies,
                          Inc.                           26,950
            840         Travelers Property
                          Casualty Corp.                 28,770
            850         Unitrin, Inc.                    31,981
                                                     ----------
                                                        204,642
                                                     ----------
INVESTMENT SERVICES -- 7.5%
            450         A.G. Edwards, Inc.               14,428
            725         The Bear Stearns
                          Companies, Inc.                30,994
            340         Lehman Brothers
                          Holdings, Inc.                 28,794
                                                     ----------
                                                         74,216
                                                     ----------
MANUFACTURING -- 1.4%
            950         Tomkins F H PLC, ADR             13,953
                                                     ----------
----------------------------------------------------------------
                                                         MARKET
                                                          VALUE
         SHARES                                        (NOTE 1)
----------------------------------------------------------------

METALS AND MINERALS -- 3.0%
          1,150         Corus Group plc, ADR         $   29,756
                                                     ----------
MOTOR VEHICLES -- 11.5%
            585         Ford Motor Co.                   31,261
            350         General Motors Corp.             25,441
            400         Navistar International
                          Corp.*                         18,950
            300         PACCAR, Inc.                     13,294
          1,000         Volvo AB, ADR                    25,250
                                                     ----------
                                                        114,196
                                                     ----------
REAL ESTATE -- 3.7%
          2,200         Trizec Hahn Corp.                37,125
                                                     ----------
RETAIL -- 2.6%
          2,600         Kmart Corp.*                     26,162
                                                     ----------
UTILITIES -- 18.8%
            625         American Electric Power
                          Company, Inc.                  20,078
            590         Constellation Energy
                          Group, Inc.                    17,110
            500         DTE Energy Co.                   15,687
          1,100         Entergy Corp.                    28,325
          1,150         FirstEnergy Corp.                26,091
            850         GPU, Inc.                        25,447
            850         Public Service
                          Enterprise Group,
                          Inc.                           29,591
          1,050         Reliant Energy, Inc.             24,019
                                                     ----------
                                                        186,348
                                                     ----------
TOTAL COMMON STOCKS
 (COST $980,704)                                        931,026
                                                     ----------
MONEY MARKET FUNDS -- 6.2%
         61,375         Fund for Government
                          Investors
                          (Cost $61,375)                 61,375
                                                     ----------
TOTAL INVESTMENTS -- 99.9%
 (COST $1,042,079)                                   $  992,401
Other Assets Less Liabilities -- 0.1%                     1,229
                                                     ----------
NET ASSETS -- 100.0%                                 $  993,630
                                                     ==========
NET ASSET VALUE PER SHARE
  (BASED ON 95,222 SHARES OUTSTANDING)
                                                         $10.43
                                                     ==========

NET ASSETS CONSIST OF:
  Paid-in-Capital                                    $1,068,162
  Undistributed Net Investment Income                     2,779
  Accumulated Net Realized Loss on Investments
                                                        (27,633)
  Net Unrealized Depreciation of Investments
                                                        (49,678)
                                                     ----------
NET ASSETS                                           $  993,630
                                                     ==========

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 1999
INTERNATIONAL EQUITY PORTFOLIO

-------------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET VALUE
        SHARES                                                            COUNTRY                               (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 97.3%
AIRLINES -- 0.02%
            67          Konin Luchtvaart Mij NV                    Netherlands                               $     1,712
                                                                                                             -----------
AUTO AND TRUCK MANUFACTURERS -- 1.9%
         4,000          Toyota Motor Corp.                         Japan                                         193,426
                                                                                                             -----------
CHEMICALS -- 2.1%
         3,760          Aventis ADR                                                                              213,850
                                                                                                             -----------
COMPUTERS -- 13.3%
           440          Cap Gemini SA*                             France                                        111,135
         5,580          CMG Plc                                    United Kingdom                                412,432
         2,880          Getronics NV                               Netherlands                                   228,620
         7,115          Logica                                     United Kingdom                                182,329
        15,100          Sema Group Plc                             United Kingdom                                269,650
         1,000          TDK Corp.                                  Japan                                         137,840
                                                                                                             -----------
                                                                                                               1,342,006
                                                                                                             -----------
COMPUTER SOFTWARE -- 8.1%
        10,300          Sage Group                                 United Kingdom                                125,500
           610          SAP AG                                     Germany                                       298,976
           400          Softbank Corp.*                            Japan                                         386,000
                                                                                                             -----------
                                                                                                                 810,476
                                                                                                             -----------
DIVERSIFIED FINANCIAL SERVICES -- 3.8%
        15,000          Daiwa Securities Group, Inc.               Japan                                         234,310
         5,000          Nomura Securities Ltd.                     Japan                                          90,119
         6,100          WEBS Index Fund, Inc.                      Singapore                                      56,044
                                                                                                             -----------
                                                                                                                 380,473
                                                                                                             -----------
ELECTRICAL MACHINERY -- 4.2%
         1,000          Matsushita Communications                  Japan                                         263,763
         7,000          Omron Corp.                                Japan                                         161,042
                                                                                                             -----------
                                                                                                                 424,805
                                                                                                             -----------
ELECTRONIC EQUIPMENT -- 9.7%
           300          Keyence Corp.                              Japan                                         121,624
         1,000          Murata MFG                                 Japan                                         234,456
         7,000          Sharp Corp.                                Japan                                         178,821
         1,545          Sony Corp.                                 Japan                                         439,939
                                                                                                             -----------
                                                                                                                 974,840
                                                                                                             -----------
HOUSEHOLD PRODUCTS/WARES -- 0.01%
            40          Celanese AG*                               Germany                                           725
                                                                                                             -----------

MEDIA / BROADCASTING -- 4.4%
         6,350          British Sky Broadcasting                   United Kingdom                                102,036
            18          Fuji Television                            Japan                                         246,179

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 1999
INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET VALUE
        SHARES                                                            COUNTRY                               (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  (CONTINUED)
         1,175          Reuters Group, ADR                         United Kingdom                            $    94,955
                                                                                                             -----------
                                                                                                                 443,170
                                                                                                             -----------
OFFICE SUPPLIES AND EQUIPMENT -- 1.7%
         9,000          Ricoh Co.                                  Japan                                         169,336
                                                                                                             -----------
PRECISION INSTRUMENTS -- 1.2%
         4,000          Nikon Corp.                                Japan                                         117,228
                                                                                                             -----------
RETAIL -- 6.3%
         2,000          Seven-Eleven Co.                           Japan                                         316,516
         1,200          Pinault-Printemps-Redo                     France                                        315,123
                                                                                                             -----------
                                                                                                                 631,639
                                                                                                             -----------
SEMICONDUCTORS -- 6.3%
           800          Rohm Co.                                   Japan                                         328,239
         1,075          STMicroelectronics NV                      Netherlands                                   162,795
         1,000          Toyko Electron                             Japan                                         136,766
                                                                                                             -----------
                                                                                                                 627,800
                                                                                                             -----------
TELECOMMUNICATION EQUIPMENT -- 10.8%
         3,300          Alcatel Alsthom, ADR                       France                                        148,500
         3,570          Ericsson LM Telephone Co. Class B, ADR     Sweden                                        234,504
           100          Hikari Tsushin Inc.                        Japan                                         200,265
         2,630          Nokia Corp.                                Finland                                       499,700
                                                                                                             -----------
                                                                                                               1,082,969
                                                                                                             -----------
TELECOMMUNICATIONS -- 14.6%
           925          Nippon Telegraph & Telephone               Japan                                          79,666
             4          Nippon Telegraph & Telephone, ADR          Japan                                          68,383
            12          NTT Mobile Communications                  Japan                                         460,706
           500          Orange Plc, ADR*                           United Kingdom                                 82,750
        51,500          T.I.M. SPA                                 Italy                                         572,449
         4,200          Vodafone Airtouch PLC, ADR                 United Kingdom                                207,900
                                                                                                             -----------
                                                                                                               1,471,854
                                                                                                             -----------
UTILITIES -- 8.9%
            17          DDI Corp.                                  Japan                                         232,502
         2,380          Deutsche Telekom AG, ADR                   Germany                                       168,980
           650          France Telecom, ADR                        France                                         86,775
          1200          Royal PTT Nederland NV, ADR                Netherlands                                   115,350
         5,070          Swisscom AG, ADR                           Switzerland                                   205,335
         1,122          Telefonica SA, ADR*                        Spain                                          88,428
                                                                                                             -----------
                                                                                                                 897,370
                                                                                                             -----------
TOTAL COMMON STOCKS
  (COST $6,937,143)                                                                                            9,783,679
                                                                                                             -----------

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 1999
INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET VALUE
        SHARES                                                            COUNTRY                               (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 2.8%
       276,581          Fund for Government Investors
                          (Cost $276,581)                          United States                             $   276,581
                                                                                                             -----------
TOTAL INVESTMENTS -- 100.1%
  (COST $7,213,724)                                                                                          $10,060,260
Liabilities in Excess of Other Assets -- (0.1%)                                                                   (5,163)
                                                                                                             -----------
NET ASSETS -- 100.0%                                                                                         $10,055,097
                                                                                                             ===========
NET ASSET VALUE PER SHARE
  (BASED ON 763,012 SHARES OUTSTANDING)                                                                           $13.18
                                                                                                              ==========
NET ASSETS CONSIST OF:
  Paid-in-Capital                                                                                            $ 8,162,982
  Accumulated Net Realized Loss on Investments and Foreign
    Currency Transactions                                                                                       (954,276)
  Net Unrealized Depreciation of Investments and Foreign
    Currency Transactions                                                                                      2,846,391
                                                                                                             -----------
NET ASSETS                                                                                                   $10,055,097
                                                                                                             ===========

--------------------------

*    NON-INCOME PRODUCING
ADR  AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                  AGGRESSIVE      AGGRESSIVE         MID CAP        AGGRESSIVE
                                               SMALL CAP EQUITY     GROWTH           GROWTH         MICRO CAP
                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
                                               ----------------   -----------      -----------      ----------
INVESTMENT INCOME
  Interest (Note 1)......................         $   67,087      $   213,936      $   112,269      $    8,964
  Dividends (Note 1).....................             38,060          165,776           65,592          18,707
                                                  ----------      -----------      -----------      ----------
    Total Investment Income..............            105,147          379,712          177,861          27,671
                                                  ----------      -----------      -----------      ----------
EXPENSES
  Investment Advisory Fee (Note 2).......            317,862          649,922          314,987          53,691
  Administrative Fee (Note 2)............             94,602          193,429           93,746          15,979
  Distribution Plan Fees (Note 4)........             94,677          194,117           94,291          15,963
  Transfer Agent and Custodian Fee
    (Note 3).............................             99,604          145,824           88,676          48,144
  Shareholder Reports and Notices........             41,240           36,449           10,446           6,893
  Registration Fees......................             17,418           16,139           20,705          15,117
  Organizational Expense (Note 1)........                 --           25,200               --              --
  Audit Fees.............................             15,000            9,000            8,000           8,000
  Trustees' Fees and Expenses
    (Note 2).............................              2,958            2,958            2,958           2,958
  Other Expenses.........................             17,448           33,634            9,658           4,207
                                                  ----------      -----------      -----------      ----------
    Total Expenses.......................            700,809        1,306,672          643,467         170,952
    Less Expenses Reimbursed by
      Investment
      Adviser (Note 2)...................           (136,907)        (153,146)         (84,196)        (75,719)
                                                  ----------      -----------      -----------      ----------
      Net Expenses.......................            563,902        1,153,526          559,271          95,233
                                                  ----------      -----------      -----------      ----------
NET INVESTMENT LOSS......................           (458,755)        (773,814)        (381,410)        (67,562)
                                                  ----------      -----------      -----------      ----------
Net Realized Gain on Investment
  Transactions...........................          7,084,090       27,161,572        7,146,986       1,285,026
Change in Net Unrealized Appreciation
  of Investments.........................          1,710,135        3,761,122       33,944,862        (766,596)
                                                  ----------      -----------      -----------      ----------
NET GAIN ON INVESTMENTS..................          8,794,225       30,922,694       41,091,848         518,430
                                                  ----------      -----------      -----------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.............................         $8,335,470      $30,148,880      $40,710,438      $  450,868
                                                  ==========      ===========      ===========      ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                      SMALL CAP      LARGE CAP    LARGE CAP      INTERNATIONAL
                                                        VALUE          GROWTH       VALUE           EQUITY
                                                      PORTFOLIO      PORTFOLIO    PORTFOLIO        PORTFOLIO
                                                      ---------      ----------   ---------      -------------
INVESTMENT INCOME
  Interest (Note 1).............................      $  2,268       $   10,993   $  2,201        $   31,305
  Dividends (Note 1)............................        38,534           21,194     30,379           128,058
                                                      --------       ----------   ---------       ----------
    Total Investment Income.....................        40,802           32,187     32,580           159,363
                                                      --------       ----------   ---------       ----------
EXPENSES
  Investment Advisory Fee (Note 2)..............         8,762           54,872      6,968            90,992
  Administrative Fee (Note 2)...................         2,608           16,331      2,322            22,748
  Distribution Plan Fees (Note 4)...............         2,613           16,412      2,322            22,763
  Transfer Agent and Custodian Fee (Note 3).....        37,038           42,675     36,874           101,915
  Organizational Expense (Note 1)...............        18,360           18,360     18,360            18,360
  Registration Fees.............................        14,545           14,545     14,545             9,298
  Audit Fees....................................         8,000            8,000      8,000             3,000
  Trustees' Fees and Expenses (Note 2)..........         2,958            2,958      2,958             2,958
  Shareholder Reports and Notices...............         1,050            3,975      1,331             1,316
  Other Expenses................................           639            2,615        627             4,130
                                                      --------       ----------   ---------       ----------
    Total Expenses..............................        96,573          180,743     94,307           277,480
    Less Expenses Reimbursed by Investment
      Adviser (Note 2)..........................       (81,026)         (83,330)   (81,301)         (118,229)
                                                      --------       ----------   ---------       ----------
      Net Expenses..............................        15,547           97,413     13,006           159,251
                                                      --------       ----------   ---------       ----------
NET INVESTMENT INCOME (LOSS)....................        25,255          (65,226)    19,574               112
                                                      --------       ----------   ---------       ----------
Net Realized Gain (Loss) on Investment
  Transactions..................................      (132,236)         159,827     90,722          (949,623)
Net Realized Loss on Foreign Currency
  Transactions..................................            --               --         --           (41,691)
Change in Net Unrealized Appreciation/
  Depreciation of Investments...................       117,015        3,684,106   (104,502)        3,049,013
                                                      --------       ----------   ---------       ----------
NET GAIN (LOSS) ON INVESTMENTS..................       (15,221)       3,843,933    (13,780)        2,057,699
                                                      --------       ----------   ---------       ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS....................................      $ 10,034       $3,778,707   $  5,794        $2,057,811
                                                      ========       ==========   =========       ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                               AGGRESSIVE SMALL CAP EQUITY         AGGRESSIVE GROWTH
                                                        PORTFOLIO                      PORTFOLIO
                                               ---------------------------   -----------------------------
                                                   FOR THE YEARS ENDED            FOR THE YEARS ENDED
                                                      DECEMBER 31,                   DECEMBER 31,
                                               ---------------------------   -----------------------------
                                                   1999           1998           1999            1998
                                               ------------   ------------   -------------   -------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss........................  $   (458,755)  $   (432,412)  $    (773,814)  $    (807,971)
  Net Realized Gain (Loss) on Investment
    Transactions.............................     7,084,090       (338,976)     27,161,572      10,857,763
  Change in Net Unrealized Appreciation of
    Investments..............................     1,710,135        686,288       3,761,122         262,591
                                               ------------   ------------   -------------   -------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations..............     8,335,470        (85,100)     30,148,880      10,312,383
                                               ------------   ------------   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Realized Gain.....................      (461,494)            --     (11,023,982)             --
                                               ------------   ------------   -------------   -------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares..........    51,183,189     69,506,803     136,256,553     267,578,704
  Reinvestment of Distributions..............       446,173             --      10,759,472              --
  Cost of Shares Redeemed....................   (68,137,080)   (95,041,562)   (157,516,582)   (298,233,289)
                                               ------------   ------------   -------------   -------------
    Net Decrease in Net Assets Resulting from
      Share Transactions.....................   (16,507,718)   (25,534,759)    (10,500,557)    (30,654,585)
                                               ------------   ------------   -------------   -------------
    TOTAL DECREASE IN NET ASSETS.............    (8,633,742)   (25,619,859)      8,624,341     (20,342,202)
NET ASSETS -- Beginning of Year..............    47,259,382     72,879,241      81,404,106     101,746,308
                                               ------------   ------------   -------------   -------------
NET ASSETS -- End of Year....................  $ 38,625,640   $ 47,259,382   $  90,028,447   $  81,404,106
                                               ============   ============   =============   =============
SHARES
  Sold.......................................     3,131,803      4,515,915       7,808,792      20,345,331
  Issued in Reinvestment of Distributions....        28,748             --         574,758              --
  Redeemed...................................    (4,209,380)    (6,115,945)     (9,139,184)    (22,510,476)
                                               ------------   ------------   -------------   -------------
    Net Decrease in Shares...................    (1,048,829)    (1,600,030)       (755,634)     (2,165,145)
                                               ============   ============   =============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                        MID CAP GROWTH             AGGRESSIVE MICRO CAP
                                                           PORTFOLIO                    PORTFOLIO
                                                  ---------------------------   --------------------------
                                                      FOR THE YEARS ENDED          FOR THE YEARS ENDED
                                                         DECEMBER 31,                  DECEMBER 31,
                                                  ---------------------------   --------------------------
                                                      1999           1998          1999           1998
                                                  ------------   ------------   -----------   ------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss...........................  $   (381,410)  $    (34,943)  $   (67,562)  $    (67,090)
  Net Realized Gain (Loss) on Investment
    Transactions................................     7,146,986        600,569     1,285,026       (593,873)
  Change in Net Unrealized Appreciation of
    Investments.................................    33,944,862        485,817      (766,596)       938,282
                                                  ------------   ------------   -----------   ------------
    Net Increase in Net Assets Resulting from
      Operations................................    40,710,438      1,051,443       450,868        277,319
                                                  ------------   ------------   -----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Realized Gain........................    (3,369,098)      (174,079)     (261,332)            --
                                                  ------------   ------------   -----------   ------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.............   116,509,706     14,064,660     3,539,007     16,347,179
  Reinvestment of Distributions.................     3,250,780        170,002       258,260             --
  Cost of Shares Redeemed.......................   (28,117,930)   (15,360,950)   (7,768,889)   (17,163,447)
                                                  ------------   ------------   -----------   ------------
    Net Increase (Decrease) in Net Assets
      Resulting from Share Transactions.........    91,642,556     (1,126,288)   (3,971,622)      (816,268)
                                                  ------------   ------------   -----------   ------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.....   128,983,896       (248,924)   (3,782,086)      (538,949)
NET ASSETS -- Beginning of Year.................     8,123,666      8,372,590     9,651,446     10,190,395
                                                  ------------   ------------   -----------   ------------
NET ASSETS -- End of Year.......................  $137,107,562   $  8,123,666   $ 5,869,360   $  9,651,446
                                                  ============   ============   ===========   ============
SHARES
  Sold..........................................     5,156,724      1,082,352       171,557        825,396
  Issued in Reinvestment of Distributions.......       108,658         12,658        11,929             --
  Redeemed......................................    (1,320,305)    (1,173,434)     (393,474)      (852,387)
                                                  ------------   ------------   -----------   ------------
    Net Increase (Decrease) in Shares...........     3,945,077        (78,424)     (209,988)       (26,991)
                                                  ============   ============   ===========   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                            SMALL CAP VALUE           LARGE CAP GROWTH
                                                               PORTFOLIO                 PORTFOLIO
                                                        -----------------------   ------------------------
                                                          FOR THE YEARS ENDED       FOR THE YEARS ENDED
                                                             DECEMBER 31,               DECEMBER 31,
                                                        -----------------------   ------------------------
                                                           1999         1998         1999          1998
                                                        ----------   ----------   -----------   ----------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)........................  $   25,255   $    6,650   $   (65,226)  $   (3,965)
  Net Realized Gain (Loss) on Investment
    Transactions......................................    (132,236)     (49,214)      159,827      (51,859)
  Change in Net Unrealized Appreciation of
    Investments.......................................     117,015      (47,797)    3,684,106      548,665
                                                        ----------   ----------   -----------   ----------
    Net Increase in Net Assets Resulting from
      Operations......................................      10,034      (90,361)    3,778,707      492,841
                                                        ----------   ----------   -----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income..........................     (25,255)      (6,650)           --           --
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares...................     847,356    1,107,661    12,367,626    2,553,343
  Reinvestment of Distributions.......................      25,255        6,650            --           --
  Cost of Shares Redeemed.............................    (482,464)    (261,412)   (5,881,138)    (747,178)
                                                        ----------   ----------   -----------   ----------
    Net Increase in Net Assets Resulting from Share
      Transactions....................................     390,147      852,899     6,486,488    1,806,165
                                                        ----------   ----------   -----------   ----------
    TOTAL INCREASE IN NET ASSETS......................     374,926      755,888    10,265,195    2,299,006
NET ASSETS -- Beginning of Year.......................     857,096      101,208     2,401,547      102,541
                                                        ----------   ----------   -----------   ----------
NET ASSETS -- End of Year.............................  $1,232,022   $  857,096   $12,666,742   $2,401,547
                                                        ==========   ==========   ===========   ==========
SHARES
  Sold................................................      93,218      109,516       725,134      216,274
  Issued in Reinvestment of Distributions.............       2,787          722            --           --
  Redeemed............................................     (53,134)     (27,174)     (354,236)     (60,290)
                                                        ----------   ----------   -----------   ----------
    Net Increase in Shares............................      42,871       83,064       370,898      155,984
                                                        ==========   ==========   ===========   ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                           LARGE CAP VALUE        INTERNATIONAL EQUITY
                                                              PORTFOLIO                 PORTFOLIO
                                                        ---------------------   -------------------------
                                                         FOR THE YEARS ENDED       FOR THE YEARS ENDED
                                                            DECEMBER 31,              DECEMBER 31,
                                                        ---------------------   -------------------------
                                                          1999        1998         1999          1998
                                                        ---------   ---------   -----------   -----------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)........................  $  19,574   $   8,851   $       112   $    (9,344)
  Net Realized Gain (Loss) on Investment
    Transactions......................................     90,722      18,166      (949,623)      232,783
  Net Realized Gain (Loss) on Foreign Currency
    Transactions......................................         --          --       (41,691)          282
  Change in Net Unrealized Appreciation of
    Investments.......................................   (104,502)     53,686     3,049,013      (202,622)
                                                        ---------   ---------   -----------   -----------
    Net Increase in Net Assets Resulting from
      Operations......................................      5,794      80,703     2,057,811        21,099
                                                        ---------   ---------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income..........................    (19,574)     (8,851)           --            --
  From Net Realized Gain..............................   (102,701)    (33,820)       (1,644)     (226,731)
                                                        ---------   ---------   -----------   -----------
    Total Distributions to Shareholders...............   (122,275)    (42,671)       (1,644)     (226,731)
                                                        ---------   ---------   -----------   -----------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares...................    691,527     844,096     1,794,445    11,259,013
  Reinvestment of Distributions.......................    121,787      42,522         1,644       226,731
  Cost of Shares Redeemed.............................   (358,642)   (370,425)   (4,123,605)     (963,665)
                                                        ---------   ---------   -----------   -----------
    Net Increase (Decrease) in Net Assets Resulting
      from Share Transactions.........................    454,672     516,193    (2,327,516)   10,522,079
                                                        ---------   ---------   -----------   -----------
    TOTAL INCREASE (DECREASE) IN NET ASSETS...........    338,191     554,225      (271,349)   10,316,447
NET ASSETS -- Beginning of Year.......................    655,439     101,214    10,326,446         9,999
                                                        ---------   ---------   -----------   -----------
NET ASSETS -- End of Year.............................  $ 993,630   $ 655,439   $10,055,097   $10,326,446
                                                        =========   =========   ===========   ===========
SHARES
  Sold................................................     56,283      75,563       174,257     1,063,405
  Issued in Reinvestment of Distributions.............     11,519       3,723           126        21,738
  Redeemed............................................    (30,133)    (31,741)     (401,454)      (96,060)
                                                        ---------   ---------   -----------   -----------
    Net Increase (Decrease) in Shares.................     37,669      47,545      (227,071)      989,083
                                                        =========   =========   ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 AGGRESSIVE SMALL CAP EQUITY
                                                                         PORTFOLIO**
                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------
                                                    1999        1998        1997        1996         1995
                                                  --------    --------    --------    ---------    ---------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR:
  Net Asset Value -- Beginning of Year........     $15.99      $16.00      $17.79       $15.41       $10.98
                                                  -------     -------     -------     --------     --------
  Income from Investment Operations:
    Net Investment Loss.......................      (0.24)      (0.15)      (0.30)       (0.23)       (0.16)
    Net Realized and Unrealized Gain on
      Investments.............................       4.71        0.14        2.30(C)      2.61         4.97
                                                  -------     -------     -------     --------     --------
      Total from Investment Operations........       4.47       (0.01)       2.00         2.38         4.81
                                                  -------     -------     -------     --------     --------
  Distributions to Shareholders:
    From Net Realized Gain....................      (0.20)         --       (3.79)          --        (0.38)
                                                  -------     -------     -------     --------     --------
  Net Increase (Decrease) in Net Asset
    Value.....................................       4.27       (0.01)      (1.79)        2.38         4.43
                                                  -------     -------     -------     --------     --------
  Net Asset Value -- End of Year..............     $20.26      $15.99      $16.00       $17.79       $15.41
                                                  =======     =======     =======     ========     ========

TOTAL INVESTMENT RETURN.......................      28.34%      (0.06)%     11.24%       15.44%       43.80%
RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2).......       1.49%       1.63%       2.33%        1.75%        1.75%
  Expenses Before Reimbursement (Note 2)......       1.85%       1.98%       2.62%        1.86%        2.10%
  Net Investment Loss After Reimbursement
    (Note 2)..................................      (1.21)%     (0.79)%     (1.37)%      (1.33)%      (1.15)%
  Net Investment Loss Before Reimbursement
    (Note 2)..................................      (1.57)%     (1.13)%     (1.64)%      (1.44)%      (1.50)%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate.....................        240%        145%        184%         137%         170%
  Net Assets at End of Year (in thousands)....    $38,626     $47,259     $72,879     $190,035     $105,299
  Number of Shares Outstanding at End of Year
    (in thousands)............................      1,906       2,955       4,555       10,683        6,831

---------------------------------------------

 (C) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
** Financial Highlights include the performance of the Navellier Aggressive
   Small Cap Equity Portfolio, a series of the Navellier Series Fund, which reorganized on July 24, 1998, as a series of the Navellier Performance Funds.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     AGGRESSIVE GROWTH
                                                                         PORTFOLIO
                                               --------------------------------------------------------------
                                                                                                 FOR THE
                                                                                                 PERIOD
                                                     FOR THE YEARS ENDED DECEMBER 31,             ENDED
                                               ---------------------------------------------    DECEMBER 31,
                                                1999        1998         1997        1996         1995*
                                               --------    --------    ---------    --------    -------------
FOR A SHARE OUTSTANDING THROUGHOUT
  EACH PERIOD:
  Net Asset Value -- Beginning of Period...     $14.82      $13.29       $12.25       $9.99        $10.00
                                               -------     -------     --------     -------       -------
  Income from Investment Operations:
    Net Investment Loss....................      (0.16)      (0.15)       (0.14)      (0.12)           --
    Net Realized and Unrealized Gain (Loss)
      on Investments.......................       6.95        1.68         1.34        2.38(C)      (0.01)
                                               -------     -------     --------     -------       -------
      Total from Investment Operations.....       6.79        1.53         1.20        2.26         (0.01)
                                               -------     -------     --------     -------       -------
  Distributions to Shareholders:
    From Net Realized Gain.................      (2.60)         --        (0.16)         --            --
                                               -------     -------     --------     -------       -------
  Net Increase (Decrease) in Net Asset
    Value..................................       4.19        1.53         1.04        2.26         (0.01)
                                               -------     -------     --------     -------       -------
  Net Asset Value -- End of Period.........     $19.01      $14.82       $13.29      $12.25         $9.99
                                               =======     =======     ========     =======       =======

TOTAL INVESTMENT RETURN....................      46.11%      11.51%        9.77%      22.62%        (0.10)%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2)....       1.49%       1.68%        2.00%       2.00%         2.00%(B)
  Expenses Before Reimbursement (Note 2)..        1.68%       1.89%        2.15%       2.22%        27.25%(B)
  Net Investment Income (Loss) After
    Reimbursement (Note 2).................      (1.00)%     (0.92)%      (1.07)%     (1.57)%        2.59%(B)
  Net Investment Income (Loss) Before
    Reimbursement (Note 2).................      (1.20)%     (1.13)%      (1.22)%     (1.77)%      (12.66)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..................        702%        237%         247%        169%           --
  Net Assets at End of Period (in
    thousands).............................    $90,028     $81,404     $101,746     $95,246          $300
  Number of Shares Outstanding at End of
    Period (in thousands)..................      4,736       5,491        7,657       7,774            30

------------------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized
 (C) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

 * FROM COMMENCEMENT OF OPERATIONS DECEMBER 28, 1995

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           MID CAP GROWTH
                                                                             PORTFOLIO
                                                       ------------------------------------------------------
                                                                                                 FOR THE
                                                               FOR THE YEARS ENDED               PERIOD
                                                                  DECEMBER 31,                    ENDED
                                                       -----------------------------------      DECEMBER 31,
                                                         1999          1998         1997          1996*
                                                       ---------      -------      -------      -------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
  Net Asset Value -- Beginning of Period.........        $13.65       $12.43       $10.27          $10.00
                                                       --------       ------       ------         -------
  Income from Investment Operations:
    Net Investment Income (Loss).................         (0.08)       (0.06)       (0.06)           0.01
    Net Realized and Unrealized Gain on
      Investments................................         17.40         1.59         2.75            0.27
                                                       --------       ------       ------         -------
      Total from Investment Operations...........         17.32         1.53         2.69            0.28
                                                       --------       ------       ------         -------
  Distributions to Shareholders:
    From Net Investment Income...................            --           --           --           (0.01)
    From Net Realized Gain.......................         (0.77)       (0.31)       (0.53)             --
                                                       --------       ------       ------         -------
      Total Distributions to Shareholders........         (0.77)       (0.31)       (0.53)          (0.01)
                                                       --------       ------       ------         -------
  Net Increase in Net Asset Value................         16.55         1.22         2.16            0.27
                                                       --------       ------       ------         -------
  Net Asset Value -- End of Period...............        $30.20       $13.65       $12.43          $10.27
                                                       ========       ======       ======         =======

TOTAL INVESTMENT RETURN..........................        126.97%       12.31%       26.18%           2.75%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2)..........          1.49%        1.66%        2.00%           2.00%(B)
  Expenses Before Reimbursement (Note 2).........          1.69%        2.56%        3.27%         113.02%(B)
  Net Investment Income (Loss) After
    Reimbursement (Note 2).......................         (1.00)%      (0.38)%      (0.69)%          0.87%(B)
  Net Investment Income (Loss) Before
    Reimbursement (Note 2).......................         (1.23)%      (1.27)%      (1.96)%       (110.15)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate........................           208%         211%         163%             --
  Net Assets at End of Period (in thousands).....      $137,108       $8,124       $8,373          $1,642
  Number of Shares Outstanding at End of Period
    (in thousands)...............................         4,540          595          673             160

------------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           AGGRESSIVE MICRO CAP
                                                                                 PORTFOLIO
                                                                  ---------------------------------------
                                                                     FOR THE YEARS           FOR THE
                                                                         ENDED               PERIOD
                                                                      DECEMBER 31,            ENDED
                                                                  --------------------      DECEMBER 31,
                                                                   1999         1998          1997*
                                                                  -------      -------      -------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
  Net Asset Value -- Beginning of Period....................      $20.42       $20.40          $15.64
                                                                  ------       ------         -------
  Income from Investment Operations:
    Net Investment Loss.....................................       (0.28)       (0.14)          (0.05)
    Net Realized and Unrealized Gain on Investments.........        3.27         0.16            5.17
                                                                  ------       ------         -------
      Total from Investment Operations......................        2.99         0.02            5.12
                                                                  ------       ------         -------
  Distributions to Shareholders:
    From Net Realized Gain..................................       (1.06)          --           (0.36)
                                                                  ------       ------         -------
  Net Increase in Net Asset Value...........................        1.93         0.02            4.76
                                                                  ------       ------         -------
  Net Asset Value -- End of Period..........................      $22.35       $20.42          $20.40
                                                                  ======       ======         =======

TOTAL INVESTMENT RETURN.....................................       14.79%        0.10%          32.76%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2).....................        1.49%        1.51%           1.55%(B)
  Expenses Before Reimbursement (Note 2)....................        2.68%        2.50%           3.21%(B)
  Net Investment Loss After Reimbursement (Note 2)..........       (1.06)%      (0.71)%         (0.54)%(B)
  Net Investment Loss Before Reimbursement (Note 2).........       (2.24)%      (1.70)%         (2.20)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...................................         190%         196%             86%
  Net Assets at End of Period (in thousands)................      $5,869       $9,651         $10,190
  Number of Shares Outstanding at End of Period (in
    thousands)..............................................         263          473             500

-------------------------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                               SMALL CAP VALUE                     LARGE CAP GROWTH
                                                  PORTFOLIO                           PORTFOLIO
                                      ---------------------------------   ----------------------------------
                                        FOR THE YEARS      FOR THE          FOR THE YEARS       FOR THE
                                            ENDED          PERIOD               ENDED           PERIOD
                                        DECEMBER 31,        ENDED            DECEMBER 31,        ENDED
                                      -----------------   DECEMBER 31,    ------------------   DECEMBER 31,
                                       1999      1998       1997*          1999       1998       1997*
                                      -------   -------   -------------   --------   -------   -------------
FOR A SHARE OUTSTANDING THROUGHOUT
  EACH PERIOD:
  Net Asset Value -- Beginning of
    Period.........................    $9.21    $10.12       $10.00        $14.47    $10.25       $10.00
                                      ------    ------       ------       -------    ------       ------
  Income from Investment
    Operations:
    Net Investment Income (Loss)...     0.19      0.07         0.01         (0.12)    (0.02)        0.01
    Net Realized and Unrealized
      Gain (Loss) on Investments...    (0.15)    (0.91)        0.12          9.24      4.24         0.25
                                      ------    ------       ------       -------    ------       ------
      Total from Investment
        Operations.................     0.04     (0.84)        0.13          9.12      4.22         0.26
                                      ------    ------       ------       -------    ------       ------
  Distributions to Shareholders:
    From Net Investment Income.....    (0.19)    (0.07)       (0.01)           --        --        (0.01)
                                      ------    ------       ------       -------    ------       ------
  Net Increase (Decrease) in Net
    Asset Value....................    (0.15)    (0.91)        0.12          9.12      4.22         0.25
                                      ------    ------       ------       -------    ------       ------
  Net Asset Value -- End of
    Period.........................    $9.06     $9.21       $10.12        $23.59    $14.47       $10.25
                                      ======    ======       ======       =======    ======       ======

TOTAL INVESTMENT RETURN............     0.44%    (8.28)%       1.25%(A)     63.03%    41.17%        2.56%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2).......................     1.49%     1.53%        1.75%(B)      1.49%     1.54%        1.90%(B)
  Expenses Before Reimbursement
    (Note 2).......................     9.25%    13.01%        7.74%(B)      2.75%     9.11%        6.66%(B)
  Net Investment Income (Loss)
    After Reimbursement
    (Note 2).......................     2.42%     1.12%        1.94%(B)     (0.99)%   (0.43)%       2.40%(B)
  Net Investment Income (Loss)
    Before Reimbursement
    (Note 2).......................    (5.34)%  (10.36)%      (4.03)%(B)    (2.26)%   (8.00)%      (2.36)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..........       91%       85%           2%           75%       80%          --
  Net Assets at End of Period (in
    thousands).....................   $1,232      $857         $101       $12,667    $2,402         $103
  Number of Shares Outstanding at
    End of Period (in thousands)...      136        93           10           537       166           10

----------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                             LARGE CAP VALUE                    INTERNATIONAL EQUITY
                                                PORTFOLIO                             PORTFOLIO
                                    ----------------------------------   -----------------------------------
                                      FOR THE YEARS       FOR THE           FOR THE YEARS       FOR THE
                                          ENDED           PERIOD                ENDED           PERIOD
                                       DECEMBER 31,        ENDED            DECEMBER 31,         ENDED
                                    ------------------   DECEMBER 31,    -------------------   DECEMBER 31,
                                     1999      1998        1997*          1999       1998       1997**
                                    -------   --------   -------------   --------   --------   -------------
FOR A SHARE OUTSTANDING THROUGHOUT
  EACH PERIOD:
  Net Asset Value -- Beginning of
    Period.......................   $11.39     $10.11       $10.00        $10.43     $10.00       $10.00
                                    ------    -------       ------       -------    -------       ------
  Income from Investment
    Operations:
    Net Investment Income
      (Loss).....................     0.21       0.16         0.01            --      (0.01)          --
    Net Realized and Unrealized
      Gain on Investments........     0.27       1.91         0.11          2.75       0.67           --
                                    ------    -------       ------       -------    -------       ------
      Total from Investment
        Operations...............     0.48       2.07         0.12          2.75       0.66           --
                                    ------    -------       ------       -------    -------       ------
  Distributions to Shareholders:
    From Net Investment Income...    (0.21)     (0.16)       (0.01)           --         --           --
    From Net Realized Gain.......    (1.23)     (0.63)          --            --      (0.23)          --
                                    ------    -------       ------       -------    -------       ------
      Total Distributions to
        Shareholders.............    (1.44)     (0.79)       (0.01)           --      (0.23)          --
                                    ------    -------       ------       -------    -------       ------
  Net Increase (Decrease) in Net
    Asset Value..................    (0.96)      1.28         0.11          2.75       0.43           --
                                    ------    -------       ------       -------    -------       ------
  Net Asset Value -- End of
    Period.......................   $10.43     $11.39       $10.11        $13.18     $10.43       $10.00
                                    ======    =======       ======       =======    =======       ======

TOTAL INVESTMENT RETURN..........     4.24%     20.48%        1.18%(A)     26.39%      6.64%          --(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2).....................     1.40%      1.42%        1.50%(B)      1.75%      1.75%        1.75%(B)
  Expenses Before Reimbursement
    (Note 2).....................    10.14%     14.34%        5.03%(B)      3.05%      3.29%        5.48%(B)
  Net Investment Gain (Loss)
    After Reimbursement
    (Note 2).....................     2.10%      1.69%        3.09%(B)        --      (0.14)%      (1.75)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2).......    (6.63)%   (11.22)%      (0.45)%(B)    (1.30)%    (1.68)%      (5.48)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate........       90%       256%          --            84%        41%          --
  Net Assets at End of Period (in
    thousands)...................     $994       $655         $101       $10,055    $10,326          $10
  Number of Shares Outstanding at
    End of Period (in
    thousands)...................       95         58           10           763        990            1

--------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized

 * FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997
** FROM COMMENCEMENT OF OPERATION DECEMBER 26, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1. Significant Accounting Policies

    The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund's objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of eight separate portfolios each with its own investment objectives and policies: the Aggressive Small Cap Equity Portfolio, a diversified open-end management company portfolio, the Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, the Mid Cap Growth Portfolio, a diversified open-end management company portfolio, the Aggressive Micro Cap Portfolio (formerly the Aggressive Small Cap Portfolio), a diversified open-end management company portfolio, the Small Cap Value Portfolio, a diversified open-end management company portfolio, the Large Cap Growth Portfolio, a non-diversified open-end management company portfolio, the Large Cap Value Portfolio, a diversified open-end management company portfolio, and the International Equity Portfolio, a diversified open-end management company portfolio. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

      (e) Organizational expenses of the Aggressive Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and the International Equity Portfolio totaling $126,000, $91,800, $91,800, $91,800, and $91,800, respectively, are being deferred and amortized over 60 months beginning with public offering of shares in the portfolios. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At December 31, 1999, the unamortized organization costs of the Aggressive Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and the International Equity Portfolio were $24,990, $55,080, $55,080, $55,080 and $55,080, respectively.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

2. Investment Advisory Fees and Other Transactions with Affiliates

    Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Effective May 1, 1998, under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Aggressive Small Cap Equity Portfolio, the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, and the Large Cap Growth Portfolio, 0.75% of the daily net assets of the Large Cap Value Portfolio, and 1.00% of the daily net assets of the International Equity Portfolio. The Adviser receives an annual fee equal to 0.25% of the Funds average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. At December 31, 1998, the Adviser voluntarily agreed not to seek future reimbursement of all unreimbursed past expense incurred on behalf of the Fund. During the year ended December 31, 1999, the Adviser paid operating expenses of the Aggressive Small Cap Portfolio, the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio totaling $193,668, $269,204, $140,443, $85,319, $82,591, $93,128, $82,695, and $140,977,
respectively. Under the operating expense agreement, the Adviser requested, and the Aggressive Small Cap Portfolio, the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio reimbursed, $56,761, $116,058, $56,247, $9,600, $1,565, $9,798, $1,394, and $22,748 respectively, of such expenses. Effective May 1, 1998, the Adviser agreedto limit the total normal expenses of each Portfolio to 1.49% of average annual net assets, except for the Large Cap Value Portfolio's expense limitation of 1.40% and the International Equity Portfolio's expense limitation of 1.75%.

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

    The Fund pays each of its Trustees not affiliated with the Adviser $7,500 in fees annually. For the year ended December 31, 1999, Trustees' fees and expenses totaled $23,664.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Aggressive Small Cap Equity Portfolio, the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and, the International Equity Portfolio for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

    For the year ended December 31, 1999, the cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term securities) were as follows:

                                         AGGRESSIVE       AGGRESSIVE      MID CAP      AGGRESSIVE
                                      SMALL CAP EQUITY      GROWTH         GROWTH       MICRO CAP
                                         PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO
                                      ----------------   ------------   ------------   -----------
    Purchases.......................    $ 86,025,402     $514,118,553   $160,334,786   $11,902,051
                                        ============     ============   ============   ===========
    Sales...........................    $101,209,495     $533,017,807   $ 78,554,042   $16,083,700
                                        ============     ============   ============   ===========

                                                         LARGE CAP                       INTERNATIONAL
                                      SMALL CAP VALUE      GROWTH         LARGE CAP         EQUITY
                                         PORTFOLIO       PORTFOLIO     VALUE PORTFOLIO     PORTFOLIO
                                      ---------------   ------------   ---------------   -------------
    Purchases.......................   $  1,290,197     $  9,852,874    $  1,085,090      $ 6,987,816
                                       ============     ============    ============      ===========
    Sales...........................   $    900,561     $  4,758,647    $    771,943      $ 8,829,567
                                       ============     ============    ============      ===========

6. Unrealized Appreciation and Depreciation of Investments

    Unrealized appreciation and depreciation as of December 31, 1999, based on the cost for Federal income tax purposes is as follows:

                                          AGGRESSIVE      AGGRESSIVE      MID CAP      AGGRESSIVE
                                       SMALL CAP EQUITY     GROWTH         GROWTH      MICRO CAP
                                          PORTFOLIO        PORTFOLIO     PORTFOLIO     PORTFOLIO
                                       ----------------   -----------   ------------   ----------
    Gross Unrealized Appreciation....     $11,110,823     $17,105,898   $ 37,461,938   $1,281,911
    Gross Unrealized Depreciation....        (776,423)     (3,224,340)    (1,835,049)     (79,860)
                                          -----------     -----------   ------------   ----------
    Net Unrealized Appreciation......     $10,334,400     $13,881,558   $ 35,626,889   $1,202,051
                                          ===========     ===========   ============   ==========
    Cost of Investments for Federal
     Income Tax Purposes.............     $29,676,997     $74,147,488   $101,630,954   $4,615,500
                                          ===========     ===========   ============   ==========

                                         SMALL CAP       LARGE CAP     LARGE CAP     INTERNATIONAL
                                           VALUE          GROWTH         VALUE          EQUITY
                                         PORTFOLIO       PORTFOLIO     PORTFOLIO       PORTFOLIO
                                       --------------   -----------   ------------   -------------
    Gross Unrealized Appreciation....   $   140,983     $ 4,375,343   $     46,230    $2,916,445
    Gross Unrealized Depreciation....       (70,555)       (140,089)       (95,908)      (69,909)
                                        -----------     -----------   ------------    ----------
    Net Unrealized Appreciation......   $    70,428     $ 4,235,254   $    (49,678)   $2,846,536
                                        ===========     ===========   ============    ==========
    Cost of Investments for Federal
     Income Tax Purposes.............   $ 1,157,013     $ 8,193,910   $  1,042,079    $7,213,724
                                        ===========     ===========   ============    ==========

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

7. Federal Income Tax

    Permanent differences between tax and financial reporting of net investment income and net realized gain/loss are reclassified. As of December 31, 1999, net investment losses were reclassified to paid-in-capital and accumulated net realized gain/loss on investment transactions as follows:

                                              AGGRESSIVE
                                               SMALL CAP     AGGRESSIVE    MID CAP    AGGRESSIVE
                                                EQUITY         GROWTH      GROWTH     MICRO CAP
                                               PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO
                                              ----------     ----------   ---------   ----------
    Reduction of paid-in capital...........    $458,755       $ 47,893    $381,410     $68,065
    Reduction of accumulated net realized
     gain..................................          --       $748,614          --          --

                                                                LARGE CAP   LARGE CAP   INTERNATIONAL
                                             SMALL CAP VALUE     GROWTH       VALUE        EQUITY
                                                PORTFOLIO       PORTFOLIO   PORTFOLIO     PORTFOLIO
                                             ----------------   ---------   ---------   -------------
    Reduction of paid-in-capital...........       $2,976         $65,226     $2,779        $41,579

    Additionally, as of December 31, 1999, the Aggressive Growth Portfolio reclassified $14,605,906 of accumulated net realized gain on investments to paid-in-capital.

    At December 31, 1999, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                                  SMALL CAP   INTERNATIONAL
                                                                    VALUE        EQUITY
    EXPIRES DECEMBER 31,                                          PORTFOLIO     PORTFOLIO
    --------------------                                          ---------   -------------
    2005........................................................  $     50            --
    2006........................................................    32,877      $422,735
    2007........................................................   140,648            --
                                                                  --------      --------
                                                                   173,525       422,735
                                                                  ========      ========

8. Litigation

    The former Trustees of the Navellier Series Fund, which was merged into the Aggressive Small Cap Equity Portfolio ("Portfolio") on July 24, 1998 have made a demand to be indemnified for their attorneys fees and costs which they claim to be approximately $4 million, in connection with a class action lawsuit filed against them by shareholders of the Portfolio. The current Trustees of the Navellier Performance Funds (the "Fund") and the legal counsel to the Fund do not believe the former Trustees have a valid claim. However, if such claim is determined by a court to be valid, only the assets of the Portfolio would be subject to such claim and not the assets of any other Portfolio of the Fund. However, even then, Navellier Management, Inc. ("NMI") has agreed that, if any such claim were determined to be valid, NMI, not the Portfolio, would pay such claim.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE NAVELLIER PERFORMANCE FUNDS
RENO, NEVADA

We have audited the accompanying statements of net assets of Navellier Small Cap Equity Portfolio, Navellier Aggressive Growth Portfolio, Navellier Mid Cap Growth Portfolio, Navellier Aggressive Micro Cap Portfolio, Navellier Small Cap Value Portfolio, Navellier Large Cap Growth Portfolio, Navellier Large Cap Value Portfolio and Navellier International Equity Portfolio, each a series of shares of The Navellier Performance Funds as of December 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented for the year ended December 31, 1996 and prior were audited by other auditors whose report dated January 31, 1997, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Navellier Small Cap Equity Portfolio, Navellier Aggressive Growth Portfolio, Navellier Mid Cap Growth Portfolio, Navellier Aggressive Micro Cap Portfolio, Navellier Small Cap Value Portfolio, Navellier Large Cap Growth Portfolio, Navellier Large Cap Value Portfolio and Navellier International Equity Portfolio as of December 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                          [SIGNATURE]

                                          TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 18, 2000

                 (This page has been left blank intentionally.)

                               NAVELLIER OFFICES:

                          ONE EAST LIBERTY THIRD FLOOR
                               RENO, NEVADA 89501
                              800-887-8671 P.S.T.

                          CUSTODIAN & TRANSFER AGENT:

                        RUSHMORE TRUST AND SAVINGS, FSB
                              4922 FAIRMONT AVENUE
                               BETHESDA, MD 20814
                              800-622-1386 E.S.T.